As filed with the Securities and Exchange Commission on September 12 , 2025
File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 138	X
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 142	X
 (Check appropriate box or boxes)
Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street,  Rocky Mount, NC  27804
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)
Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)
With Copies to:
Terrence O. Davis, Esq. & Tanya Boyle, Esq. DLA Piper LLP 1201 West Peachtree Street Suite 2900 Atlanta, GA 30309-3449	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804
As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective: (check appropriate box)
[    ] immediately upon filing pursuant to paragraph (b)
[   ] on (date)  pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[ X ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

American Renaissance Index ETF
(Ticker:  [AMRF])
European Renaissance Index ETF
(Ticker:  [EURF])
Global Nuclear Power Index ETF
(Ticker:  [NEWK])

PROSPECTUS
[                 ], 2025
This prospectus contains information about the American Renaissance Index ETF, the European Renaissance Index ETF, and the Global Nuclear Power Index ETF that you should know before investing. You should read this prospectus carefully before you invest or send money and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.
Shares of the Fund are listed and traded on the NYSE Exchange, Inc. (the “Exchange”).

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
SUMMARIES
American Renaissance Index ETF
European Renaissance Index ETF
Global Nuclear Power Index ETF
IMPORTANT ADDITIONAL INFORMATION
Purchase and Redemption of Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS
Investment Objectives
Principal Investment Strategies
American Renaissance Index ETF
European Renaissance Index ETF
Global Nuclear Power Index ETF
Principal Risks for the Funds
Temporary Defensive Positions
MANAGEMENT OF THE FUNDS
Investment Advisor
SHAREHOLDER INFORMATION
Purchase and Redemption of Shares
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS
FUND SERVICE PROVIDERS
FEDERAL INCOME TAXATION
Taxes on Distributions
Taxes on Exchange-Listed Share Sales
Taxes on Purchase and Redemption of Creation Units
OTHER IMPORTANT INFORMATION
FINANCIAL HIGHLIGHTS
ADDITIONAL INFORMATION	BACK COVER

SUMMARY
American Renaissance Index ETF
Investment Objective
The American Renaissance Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the VettaFi American Renaissance Index (the “VFAR Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses[1]	0.48%
Total Annual Fund Operating Expenses	0.53%
1. Estimated for the current fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in another Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$54	$170
Portfolio Turnover.  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests at least 80% of its total assets in the component securities of the VFAR Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFAR Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock of domestic companies. These domestic companies will be those whose business profitability and access to market segments are expected to benefit from current economic policy intended to encourage reshoring and building of U.S. domestic manufacturing and service sectors not affected by tariff policy but that may expect to benefit from increased demand from domestic manufacturing. Some companies may be positively impacted by the implementation of tariffs and policies protecting their home markets from competitive pricing against imported goods and services; and some companies may be positively impacted by the relaxation or deletion of tariffs providing greater access to foreign markets.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the VFAR Index. However, the Fund may utilize a representative sampling strategy with respect to the VFAR Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the VFAR Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFAR Index.
VettaFi American Renaissance Index
The VFAR Index selects the top 5 companies within each of the sectors listed below based on the VettaFi internal analyst team’s compilation of research data and review of reputable securities industry equity analyst’s reports on each company’s potential to benefit from tariffs and the reshoring and new capacity in domestic manufacturing and economic sectors: Steel/Industrial Metals, Autos, Textiles/Apparel, Semiconductors, Food/Agriculture, Aerospace/Defense; and un-tariffed service sectors in Software, Healthcare, Consumer, & Financial Services. Companies are ranked using a combination of market capitalization and Average Daily Traded Value (“ADTV”).
Eligibility Criteria for inclusion in the VFAR Index:
•	US domiciled
•	Must derive 50% of revenue from at least one of the sectors named above.
•	A minimum ADTV of $2 million USD is required.
•	The minimum market capitalization for inclusion is $1 billion USD.
•	A minimum float of 20% of the outstanding common shares. Float represents the total number fo shares that a company has available for the public to trade on the open market.

The VFAR Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.

The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFAR Index is concentrated. The Fund will be focused on the sectors noted above. The Fund is diversified.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and ability to meet its investment objective.

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.
Concentration Risk.  Because the Fund concentrates its investments in a group of industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.  Some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the components of the Index.
Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests specifically in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Some sectors could be subject to greater government regulation and changes in government spending and budget policies than other sectors. Therefore, changes in regulatory and government policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
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Steel/Industrial Metals. The industrials sector is subject to the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

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Autos. The automotive industry is highly sensitive to general economic conditions and consumer spending. A downturn in the economy, rising interest rates, or increased unemployment could lead to a significant decline in new vehicle sales, which would materially and adversely affect revenue and profitability. Consumer confidence and purchasing decisions are impacted by fluctuations in fuel prices, credit availability, and other macroeconomic factors.

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Textiles/Apparel. Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.  The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

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Semiconductors. The semiconductor industry is highly cyclical and has historically experienced significant fluctuations in demand, pricing, and profitability. There is limited ability to predict the timing or duration of these cycles. A downturn in the global economy or a decrease in demand for consumer electronics, automotive, or industrial products that incorporate semiconductors could lead to an oversupply of products, pricing pressures, and a material decrease in revenue and profitability.

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Food/Agriculture. The food and agriculture sector is intensely competitive, with numerous global and regional companies competing on the basis of price, quality, brand recognition, and product innovation. The ability to compete effectively depends on the ability to respond to changing consumer preferences, develop new products, and manage costs. Failure to do so could result in a loss of market share and a decline in financial performance.

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Aerospace/Defense. The aerospace and defense sectors can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace sector in particular has recently been affected by adverse economic conditions and consolidation within the sector.

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Software. The software and technology industry is characterized by rapid technological change, evolving industry standards, and continuous new product and service introductions. Our success depends on the ability to anticipate and respond to these changes by developing and introducing new technologies, features, and products that meet the needs of our customers. Failure to innovate or introduce superior products could result in existing products becoming obsolete, which would materially and adversely affect gross and net income..

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Healthcare. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

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Consumer. The consumer goods industry is highly competitive, with numerous global, national, and private-label brands competing on the basis of price, product quality, brand loyalty, and marketing. Intense competition could lead to significant pricing pressures, which may force firms to lower prices or increase promotional spending, thereby reducing our profit margins.

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Financial Services. The financial services industry is intensely competitive among similar financial institutions, as well as from non-traditional competitors, such as fintech companies, that offer new technologies and services. Product and service offerings, pricing, brand reputation, and technology are all factors which affect the ability to innovate, attract and retain customers. Competition on price could result in a loss of market share and a decline in revenue.

Small and Mid-Cap Securities Risk.  The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange.  APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

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In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Sampling Risk.  The Fund's use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the VFAR Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the VFAR Index.
Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Investment Risk. Various sectors of the financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Passive Investment Risk. The Fund is not actively managed and, therefore, would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.
Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting [                   ].

Management
Investment Advisor.  Tuttle Capital Management, LLC, is the investment advisor to the Fund. The Advisor is responsible for managing the portfolio composition to track the Index.
Portfolio Manager. Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle Capital Management, LLC, is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Tuttle has served as the Fund’s portfolio manager since its inception in [              ].
For more information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page [        ] of the Prospectus.

SUMMARY
European Renaissance Index ETF
The European Renaissance Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the VettaFi European Renaissance Index (the “VFER Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses[1]	0.48%
Total Annual Fund Operating Expenses	0.53%
1. Estimated for the current fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in another Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$54	$170
Portfolio Turnover.  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests at least 80% of its total assets in the component securities of the VFER Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFER Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of European companies. These European companies will be those whose business profitability and access to markets is affected by a renewal of efforts in the European Union and Great Britain to increase production within the EU and Great Britain of the goods and services consumed in those markets and reduce those same markets dependence on imported goods and services. Some companies may be positively impacted by the implementation of tariffs protecting their home markets from competitive pricing against imported goods and services; and some companies may be positively impacted by the relaxation or deletion of tariffs providing greater access to foreign markets.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the VFER Index. However, the Fund may utilize a representative sampling strategy with respect to the VFER Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the VFER Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFER Index.
VettaFi European Renaissance Index
The VFER Index selects the top 10 companies among each sector listed below based on VettaFi’s internal analyst team’s compilation of research data and review of reputable securities industry equity analyst’s reports on each company, and each company’s potential to benefit from tariff policy, reshoring, and new capacity in manufacturing and economic, sectors domiciled within Europe in each of the following sectors: Manufacturing, Construction, Defense, Energy, Infrastructure, Transportation, and Banking; and companies that may revenue centers or business lines across multiple economic sectors, but whose revenue and profitability are deemed to benefit from increases in regional operations and the reduction of imports in those sectors or increase in exports due to economic or trade policies. Companies are ranked using a combination of market capitalization and Average Daily Traded Value (ADTV).
Eligibility Criteria for inclusion in the VFER Index
•	Must derive 50% of revenue from at least one of the relevant sectors.
•	A minimum Average Daily Trading Value (ADTV) of $2 million USD is required.
•	The minimum market capitalization for inclusion is $500 million USD.
•	A minimum free float of 20% of the outstanding common shares of the company.
•	Eligible constituents are equally weighted.
•
Companies must be domiciled in the continent of Europe, except for the domestic manufacturing within Europe segment, where eligibility is extended to companies in Egypt, Morocco, and Turkey, which will collectively total less than 20% of the VFER Index.

The VFER Index is calculated, maintained, and distributed by an independent third-party index calculation agent that is not affiliated with the Fund or the Advisor.

The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFER Index is concentrated. The Fund will be focused on the sectors noted above.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and ability to meet its investment objective.
Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.
Concentration Risk.  Because the Fund concentrates its investments in a specific industry  or group of industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.  Some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.
Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Since the Fund invests specifically in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.  some sectors could be subject to greater government regulation and changes in government spending and budget policies than other sectors. Therefore, changes in regulatory and government policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
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Manufacturing. Manufacturing is highly sensitive to general economic conditions. A downturn in the global or regional economy, rising interest rates, or a decrease in consumer spending or business capital expenditures could lead to a significant decline in demand. Raw materials costs are affected by multiple factors including supply, market demand and inflationary pressures.

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Infrastructure. Infrastructure is heavily dependent on government and regulatory policies, including permits, tariffs, environmental standards, and public-private partnership agreements. Any adverse change in these policies, or a change in the political climate, could negatively impact the success or ability to even start or secure future projects. Concession agreements with government entities may be subject to renegotiation or termination under certain circumstances, which could materially and adversely affect  revenue and profitability.

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Defense. The development of defense industry goods and services involves significant upfront investment in research and development (R&D) over many years, with no guarantee that these investments will result in a successful program or a production contract. There is the risk that technologies may not perform as expected or may be surpassed by those of a competitor. Fixed price contracts run a risk of cost overruns which adversely affects profitability.

•
Energy. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, and energy conservation efforts. The energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of certain crude oil futures contracts falling below zero for a period of time in early 2020. The energy sector has also experienced increased volatility as a result of Russia’s invasion of Ukraine in February 2022 and the resulting sanctions on Russia and other responses by the U.S. and other factors.

•
Banking. Banks’ profitability is heavily influenced by the spread between the interest paid on deposits and the interest received on loans. Changes in interest rates can significantly impact a bank's net interest. Banks are subject to credit risk that borrowers will fail to fulfill loan obligations. An economic recession or a downturn in a specific industry (e.g., real estate) can lead to an increase in loan defaults, which directly hurts bank profitability and the value of the fund's holdings.

Small and Mid-Cap Securities Risk.  The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange.  APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

•
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

•
The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

•
In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Sampling Risk.  The Fund's use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the VFER Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the VFER Index.
Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded fund (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Investment Risk. Various sectors of the financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Passive Investment Risk. The Fund is not actively managed and, therefore, would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.
Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting [                   ].

Management
Investment Advisor.  Tuttle Capital Management, LLC, is the investment advisor to the Fund. The Advisor is responsible for managing the portfolio composition to track the Index.
Portfolio Manager. Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle Capital Management, LLC, is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Tuttle has served as the Fund’s portfolio manager since its inception in [              ].
For more information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page [      ]  of the Prospectus.

SUMMARY
Global Nuclear Power Index ETF
The Global Nuclear Power Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the VettaFi Nuclear Power Index (the “VFNP Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses[1]	0.48%
Total Annual Fund Operating Expenses	0.53%
1. Estimated for the current fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in another Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$54	$170
Portfolio Turnover.  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests at least 80% of its total assets in the component securities of the VFNP Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFNP Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of companies throughout the world that, based upon publicly available research, company announcements, and respected securities industry equity analysts’ reports, expect to invest more than 50% of their planned capital investments over the coming ten years or expect more than 50% of their revenues to derive from the development or expansion of nuclear power generation capability. These nuclear power companies will be those whose business profitability and access to markets is affected by the renewed interest and change in global energy policy and regulatory philosophy for the nuclear power generation industry. The VFNP Index will combine up to 45 companies directly involved in the construction, equipping, or operations of nuclear power facilities; and up to 5 uranium mining companies. Companies include utilities generating and selling nuclear power, companies providing goods and services to the nuclear power generation utilities, and suppliers and equipment manufacturers of equipment and fuel used in the generation of nuclear power. Each of the companies included in the VFNP Index is expected to be positively impacted by the relaxation of regulatory environment and increase in demand for nuclear power.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the VFNP Index. However, the Fund may utilize a representative sampling strategy with respect to the VFNP Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the VFNP Index, in instances in which a security in the VFNP Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFNP Index.
VettaFi Nuclear Power Index
The VFNP Index tracks the market performance of companies throughout the world, that provide exposure to nuclear energy production, nuclear plant and small modular reactor (SMR) construction & engineering, enabling technologies (automation software, safety & control, valves & pumps and other plant components), and nuclear defense applications. VettaFi’s research team first identifies those companies, through internal research, industry publications and respected securities industry research analyst’s reports, that either currently have or have made public strategic plans to expand their exposure to the nuclear power industry. Companies will be ranked based upon the expected percentage of future revenue and earnings that are projected from nuclear power generation and goods and services to service the nuclear power industry, as applicable.  Preference for inclusion in the index will be given to those companies with a higher percentage of current and projected levels of revenue from direct and indirect activities in the nuclear power sector.
VFNP Index constituent criteria includes companies involved in traditional nuclear energy production, construction & engineering, uranium fuel mining and enrichment, and enabling technology providers. Companies must expect to invest more than 50% of their planned capital expenditures over the coming decade, or expect or currently generate more than 50% of their top line revenue from nuclear power generation or activities, products, or services that contribute to nuclear power generation.
Companies involved in emerging technologies such as Small Modular Reactor’s, which utilize emerging technologies to house nuclear reactors that only service a particular site or confined area using compact technology similar to nuclear powered submarines, may also be included provided:
•	research and development investments in the technology represent more than 50% of the company’s future initiatives,

•	the company’s applicable business is likely to have a significant impact on the industry as a whole, or
•	projected applicable revenues are likely to have a material impact on the company’s overall share price performance.
The stock must further meet all of the following eligibility criteria:
•	Minimum 3 Month Average Daily Trading Volume of $1,000,000 or more
•	Minimum Entity Market Cap: $200,000,000
•	Minimum Float: 20% of outstanding shares
The VFNP Index is float market cap weighted with a cap of 10% on any one security, and a minimum weight of 0.25%. Traditional utility companies are capped at 25% of the VFNP Index as a segment. The VFNP Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.
The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFNP Index is concentrated. The Fund will be concentrated in the Energy/Nuclear Power, Infrastructure/Construction, and Manufacturing/Energy Technology Equipment sectors.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and ability to meet its investment objective.
Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.
Concentration Risk.  Because the Fund concentrates its investments in a specific industry  or group of industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.  Some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Since the Fund invests specifically in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.  some sectors could be subject to greater government regulation and changes in government spending and budget policies than other sectors. Therefore, changes in regulatory and government policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
•
Energy.  Energy is heavily regulated. Changes in environmental regulations (e.g., emissions standards, water usage, waste disposal), climate related regulations, tax policies, government subsidies and incentives, changes in trade policies and tariffs, and regulations governing production, building of capacity, transportation and distribution all can impact he present and future business operations of energy companies and distribution.

•
Nuclear Power. Nuclear power generation and construction of power facilities is heavily regulated and can be subject to changes in the sentiment of governments in charge of the regulatory agencies governing energy and nuclear power. Construction and equipping nuclear power facilities is very capital intensive and can be affected by the financial stability of suppliers, and the changes in market capital rates during construction.

•
Construction. Construction risk includes the potential for cost overruns on fixed-price or lump-sum contracts due to unforeseen issues like labor shortages, material price increases, design changes, or unexpected site conditions.   There is risk of being unable to pass on increased costs to the client, leading to reduced profit margins or financial losses on a project.

•
Uranium Fuel and Enrichment. The spot price of uranium can fluctuate due to supply and demand imbalances, geopolitical events and changes in nuclear policy, affecting production costs and profitability for utilities purchasing uranium for fuel.

•
Manufacturing/Energy Technology Equipment. Technology equipment company’s products or technology can become outdated or obsolete before it can recovers the costs of development and manufacturing. A competitor could introduce a more efficient, cost-effective, or functionally superior product (making the company's offerings less competitive. There is a risk that the intellectual property and the company’s patents, trademarks and trade secrets may be infringed by competitors.

Mid-Cap Securities Risk.  The Fund may invest in securities of mid-cap companies, which involve greater volatility than investing in larger and more established companies. Mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange.  APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

•
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

•
The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

•
In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Sampling Risk.  The Fund's use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the VFNP Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the VFNP Index.
Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded fund (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Investment Risk. Various sectors of the financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Passive Investment Risk. The Fund is not actively managed and, therefore, would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.
Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting [                   ].

Management
Investment Advisor.  Tuttle Capital Management, LLC, is the investment advisor to the Fund. The Advisor is responsible for managing the portfolio composition to track the Index.
Portfolio Manager. Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle Capital Management, LLC, is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Tuttle has served as the Fund’s portfolio manager since its inception in [              ].
For more information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page [        ] of the Prospectus.

IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Funds.
Individual shares of the Funds may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Funds’ NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website listed below:
Fund	URL
American Renaissance Index ETF	[ ]
European Renaissance Index ETF	[ ]
Global Nuclear Power Index ETF	[ ]
Tax Information
Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred arrangements will generally be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Advisor, and its related companies, may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS
Investment objectives
The investment objective for each Fund is listed in the table below. These investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to an investment objective or to an 80% policy of the Funds takes effect. There is no guarantee that the Funds will achieve their investment objective.
Fund	Investment Objective
American Renaissance Index ETF	Seeks to provide investment results that, before fees and expenses, track the total return performance of the VFAR Index.
European Renaissance Index ETF	Seeks to provide investment results that, before fees and expenses, track the total return performance of the VFER Index.
Global Nuclear Power Index ETF	Seeks to provide investment results that, before fees and expenses, track the total return performance of the VFNP Index.
Principal Investment Strategies for the Funds
American Renaissance Index ETF
The Fund invests at least 80% of its total assets in the component securities of the VFAR Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFAR Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock of domestic companies. These domestic companies will be those whose business profitability and access to market segments are expected to benefit from current economic policy intended to encourage reshoring and building of U.S. domestic manufacturing and service sectors not affected by tariff policy but that may expect to benefit from increased demand from domestic manufacturing. Some companies may be positively impacted by the implementation of tariffs and policies protecting their home markets from competitive pricing against imported goods and services; and some companies may be positively impacted by the relaxation or deletion of tariffs providing greater access to foreign markets..
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the VFAR Index in approximately the same proportions as in the VFAR Index. However, the Fund may utilize a representative sampling strategy with respect to the VFAR Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the VFAR Index, in instances in which a security in the VFAR Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFAR Index.

VettaFi American Renaissance Index
The VFAR Index selects the top 5 companies within each of the sectors listed below based on the VettaFi internal analyst team’s compilation of research data and review of reputable securities industry equity analyst’s reports on each company’s potential to benefit from tariffs such domestic manufacturing and economic sectors: Steel/Industrial Metals, Autos, Textiles/Apparel, Semiconductors, Food/Agriculture, Aerospace/Defense; and un-tariffed service sectors in Software, Healthcare, Consumer, & Financial Services. Companies are ranked using a combination of market capitalization and Average Daily Traded Value (ADTV).
Eligibility Criteria for inclusion in the VFAR Index:
•	US domiciled
•	Must derive 50% of revenue from at least one of the relevant sectors.
•	A minimum ADTV of $2 million USD is required.
•	The minimum market capitalization for inclusion is $1 billion USD.
•	A minimum float of 20% of the outstanding common shares.
The VFAR Index is calculated, maintained, and distributed by an independent third-party index calculation agent that is not affiliated with the Fund or the Advisor. The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFAR Index is concentrated. The Fund will be focused on the sectors noted above. The Fund is diversified.
The VFAR Index is rebalanced and reconstituted on a monthly basis using the VFAR Index criteria. The Fund is rebalanced and reconstituted in accordance with the VFAR Index frequently to maintain a close approximation of the underlying index. Additions and deletions to the VFAR Index components outside of the normal rebalance and reconstitution may be made based on corporate actions such as mergers, acquisitions, or bankruptcies or as a result of the constituent no longer meeting the objective criteria for inclusion.

European Renaissance Index ETF
The Fund invests at least 80% of its total assets in the component securities of the VFER Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFER Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or ADRs of of European companies. These European companies will be those whose business profitability and access to markets is affected by a renewal of efforts in the European Union and Great Britain to increase production within the EU and Great Britain of the goods and services consumed in those markets and reduce those same markets dependence on imported goods and services. Some companies may be positively impacted by the implementation of tariffs protecting their home markets from competitive pricing against imported goods and services; and some companies may be positively impacted by the relaxation or deletion of tariffs providing greater access to foreign markets.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the VFER Index in approximately the same proportions as in the VFER Index. However, the Fund may utilize a representative sampling strategy with respect to the VFER Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the VFER Index, in instances in which a security in the VFER Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFER Index.
VettaFi European Renaissance Index
The VFER Index selects the top 10 companies among each sector listed below based on VettaFi’s internal analyst team’s compilation of research data and review of reputable securities industry equity analyst’s reports on each company, and each company’s potential to benefit from tariff policy, reshoring, and new capacity in manufacturing and economic sectors domiciled within Europe in each of the following sectors: Manufacturing, Construction, Defense, Energy, Infrastructure, Transportation, and Banking; and companies that may revenue centers or business lines across multiple economic sectors, but whose revenue and profitability are deemed to benefit from increases in regional operations and the reduction of imports in those sectors or increase in exports due to economic or trade policies. Companies are ranked using a combination of market capitalization and ADTV.
Eligibility Criteria for inclusion in the VFER Index:
•	Must derive 50% of revenue from at least one of the relevant sectors.
•	A minimum ADTV of $2 million USD is required.
•	The minimum market capitalization for inclusion is $500 million USD.
•	A minimum free float of 20% of the outstanding common shares of the company.
•	Eligible constituents are equally weighted.
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Companies must be domiciled in the continent of Europe, except for the domestic manufacturing within Europe segment, where eligibility is extended to companies in Egypt, Morocco, and Turkey, which will collectively total less than 20% of the VFER Index.

The VFER Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.

The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFER Index is concentrated. The Fund will be focused on the sectors noted above.

The VFER Index is rebalanced and reconstituted on a monthly basis using the VFER Index criteria. The Fund is rebalanced and reconstituted in accordance with the VFER Index frequently to maintain a close approximation of the underlying index. Additions and deletions to the VFER Index components outside of the normal rebalance and reconstitution may be made based on corporate actions such as mergers, acquisitions, or bankruptcies or as a result of the constituent no longer meeting the objective criteria for inclusion.

Global Nuclear Power Index ETF
The Fund invests at least 80% of its total assets in the component securities of the VFNP Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFNP Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or ADRs of companies throughout the world that, based upon publicly available research, company announcements, and respected securities industry equity analysis reports, expect to invest more than 50% of their planned capital investments over the coming ten years or expect more than 50% of their revenues to derive from the development or expansion of nuclear power generation capability.  These nuclear power companies will be those whose business profitability and access to markets is affected by the renewed interest and change in global energy policy and regulatory philosophy for the nuclear power generation industry. The VFNP Index will combine up to 45 companies directly involved in the construction, equipping, or operations of nuclear power facilities; and up to 5 uranium mining companies. Companies include utilities generating and selling nuclear power, companies providing goods and services to the nuclear power generation utilities, and suppliers and equipment manufacturers of equipment and fuel used in the generation of nuclear power. Each of the companies included in the VFNP Index is expected to be positively impacted by the relaxation of regulatory environment and increase in demand for nuclear power.
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the VFNP Index in approximately the same proportions as in the VFNP Index. However, the Fund may utilize a representative sampling strategy with respect to the VFNP Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the VFNP Index, in instances in which a security in the VFNP Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the VFNP Index.
VettaFi Nuclear Power Index
The VFNP Index tracks the market performance of companies throughout the world, that provide exposure to nuclear energy production, nuclear plant and SMR construction & engineering, uranium mining and enrichment, enabling technologies (automation software, safety & control, valves & pumps and other plant components), and nuclear defense applications.  VettaFi’s research team first identifies those companies, through internal research, industry publications and respected securities industry research analyst’s reports, that either currently have or have made public strategic plans to expand their exposure to the nuc1lear power industry. Companies will be ranked based upon the expected percentage of future revenue and earnings that are projected from nuclear power generation and goods and services to service the nuclear power industry, as applicable.  Preference for inclusion in the VFNP Index will be given to those companies with a higher percentage of current and projected levels of revenue from direct and indirect activities in the nuclear power sector.

VFNP Index constituent criteria includes companies involved in traditional nuclear energy production, construction & engineering, uranium fuel mining and enrichment, and enabling technology providers. Companies must expect to invest more than 50% of their planned capital expenditures over the coming decade, or expect or currently generate more than 50% of their top line revenue from nuclear power generation or activities, products, or services that contribute to nuclear power generation.
Companies involved in emerging technologies such as Small Modular Reactor’, which utilize emerging technologies to house nuclear reactors that only service a particular site or confined area using compact technology similar to nuclear powered submarines,  may also be included provided:
•	research and development investments in the technology represent more than 50% of the company’s future initiatives,
•	the company’s applicable business is likely to have a significant impact on the industry as a whole, or
•	projected applicable revenues are likely to have a material impact on the company’s overall share price performance.
The stock must further meet all of the following eligibility criteria:
•	Minimum 3 Month ADTV: $1,000,000 or more;
•	Minimum Entity Market Cap: $200,000,000;
•	Minimum Float: 20% of outstanding shares
The VFNP Index is float market cap weighted with a cap of 10% on any one security, and a minimum weight of 0.25%. Traditional utility companies are capped at 25% of the VFNP Index as a segment. The VFNP Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.

The Fund may concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the VFNP Index is concentrated. The Fund will be concentrated in the Energy/Nuclear Power, Infrastructure/Construction, and Manufacturing/Energy Technology Equipment sectors.
The VFNP Index is rebalanced and reconstituted on a monthly basis using the VFNP Index criteria. The Fund is rebalanced and reconstituted in accordance with the VFNP Index frequently to maintain a close approximation of the underlying index. Additions and deletions to the VFNP Index components outside of the normal rebalance and reconstitution may be made based on corporate actions such as mergers, acquisitions, or bankruptcies or as a result of the constituent no longer meeting the objective criteria for inclusion.

Principal Risks of Investing in the Funds
Investors should consider the following risk factors and special considerations associated with investing in the Funds, which may cause you to lose money. The following principal risk factors have been identified for the Funds. See also the sections “Additional Information about the Funds’ Principal Investment Risks” and “Additional Risk Considerations” for additional information about the Funds’ risk factors.
	American Renaissance Index ETF	European Renaissance Index ETF	Global Nuclear Power Index ETF
ADRs Risk		X	X
Authorized Participant Risk	X	X	X
Concentration Risk	X	X	X
Cybersecurity Risk	X	X	X
Early Close/Trading Halt Risk	X	X	X
Equity Securities Risk	X	X	X
ETF Structure Risk	X	X	X
Foreign Securities Risk		X	X
Investment Risk	X	X	X
Large Capitalization Risk	X	X	X
Limited History of Operations Risk	X	X	X
Market Risk	X	X	X
Mid-Cap Securities Risk			X
Passive Investment Risk	X	X	X
Sampling Risk	X	X	X
Sector Risk	X	X	X
Small and Mid-Cap Securities Risk	X	X
Tracking Error Risk	X	X	X

ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Concentration Risk.  Because the Fund may concentrate its investments in a particular industry or group of industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.  some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.
Cybersecurity Risk.  As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on website, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to  special risks, including:
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Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange.  APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

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Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

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Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

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In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably.  All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.
Various sectors of the financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration, or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.
Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities.
Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.
Mid-Cap Securities Risk.  The Fund may invest in securities of mid-cap companies, which involve greater volatility than investing in larger and more established companies. Mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.
Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the relevant Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the relevant Index.  To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Risk (American Renaissance Index ETF). Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.  The sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
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Aerospace/Defense. The aerospace and defense sectors can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace sector in particular has recently been affected by adverse economic conditions and consolidation within the sector.

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Autos. The automotive industry is highly competitive, capital-intensive, and cyclical, with demand closely tied to macroeconomic conditions, consumer confidence, interest rates, and fuel prices. Rapid technological changes, such as the shift toward electric and autonomous vehicles, and then changes in consumer sentiment regarding these same technologies, require substantial ongoing investment, and delays or failures in innovation may erode market share. The sector faces significant regulatory risk from evolving safety, emissions, and environmental standards, which may require costly compliance measures or product redesigns. Global supply chains are vulnerable to disruptions from geopolitical tensions, natural disasters, labor disputes, and shortages of key components such as semiconductors, potentially impacting production and profitability. Consumer preferences, trade policies, and competitive pricing pressures from both established and emerging manufacturers can further constrain margins.

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Consumer. The consumer services industry is sensitive to macroeconomic conditions, discretionary spending patterns, and shifts in consumer confidence, which can materially affect demand. Competitive pressures, including price-based competition and the entry of new market participants, may erode margins and market share. The sector is also exposed to reputational risks stemming from service quality issues, negative publicity, or customer dissatisfaction. Operational risks—such as supply chain disruptions, labor shortages, rising wage costs, and dependence on key personnel—can impair service delivery and profitability. Regulatory changes, particularly in consumer protection, data privacy, labor laws, and health and safety requirements, may increase compliance costs or restrict operations.

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Financial Services The financial services industry is highly regulated and subject to extensive supervision by governmental and self-regulatory bodies, with changes in laws, regulations, capital requirements, or enforcement priorities potentially increasing compliance costs or constraining operations. Sector profitability is sensitive to macroeconomic conditions, interest rate fluctuations, inflation, and credit cycles, which can affect loan demand, investment activity, and asset valuations. Market volatility and liquidity constraints may impair trading, investment, and funding activities, while credit losses from borrower defaults can materially impact results. Competitive pressures from traditional institutions, fintech entrants, and evolving payment technologies may erode margins and market share. Cybersecurity threats, data breaches, and operational failures pose risks to client trust, regulatory standing, and financial performance.

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Food/Agriculture. The food and agriculture industry is highly sensitive to weather patterns, climate change, pests, and diseases, which can materially affect crop yields, livestock health, and raw material availability. Commodity price volatility—driven by global supply and demand, energy costs, and geopolitical factors—can impact input costs and margins. The sector is subject to extensive food safety, environmental, and labor regulations, with potential for costly compliance requirements, recalls, or legal liabilities in the event of contamination or non-compliance. Supply chain disruptions, including transportation bottlenecks, labor shortages, and geopolitical instability, can delay delivery of inputs or products. Changing consumer preferences, such as demand for organic or sustainably sourced products, require ongoing investment and adaptation, while reputational risks from sustainability concerns or negative publicity may affect brand value and sales.

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Healthcare. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

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Semiconductors. The semiconductor sector is subject to rapid technological evolution, which can lead to product obsolescence, aggressive pricing, and sharp fluctuations in demand and capacity utilization; companies typically face very high capital intensity, long R&D cycles, and reliance on complex supply chains that, when disrupted, can delay production and increase costs.

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Software. Technology companies, including information technology, software, and technology hardware and equipment companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

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Steel/Industrial Materials. The industrials sector is subject to the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

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Textiles/Apparel. The textile sector faces significant risks arising from complex, globally dispersed supply chains that are vulnerable to regulatory changes, labor rights violations, and disruptions affecting production and costs. Environmental pressures, including high water and chemical usage, greenhouse gas emissions, and waste generation, expose companies to tightening sustainability regulations, reputational damage, and compliance costs. Heightened ESG scrutiny increases the risk of penalties or investor withdrawal for non-compliance or misleading sustainability claims. Profitability is further threatened by volatility in raw material prices—especially oil-linked synthetic fibers—and macroeconomic factors impacting consumer demand. In addition, rapid shifts in market dynamics, such as the rise of ultra-fast fashion, second-hand markets, and evolving e-commerce trends, may erode market share and require costly business model adaptations.

Sector Risk (European Renaissance Index ETF). Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.  The sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
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Banking. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. Recently enacted legislation in the U.S. has relaxed capital requirements and other regulatory burdens on certain U.S. banks. While the effect of the legislation may benefit certain companies in the financial sector, increased risk taking by affected banks may also result in greater overall risk in the U.S. and global financial sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financial sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financial sector is particularly sensitive to fluctuations in interest rates. The financial sector is also a target for cyberattacks and may experience technological malfunctions and disruptions. In recent years, cyberattacks and technological malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

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Aerospace and Defense. The aerospace and defense sectors can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace sector in particular has recently been affected by adverse economic conditions and consolidation within the sector.

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Energy. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; the enactment or cessation of trade sanctions; war or other geopolitical conflicts; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, cyber incident, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.

•
Manufacturing. Manufacturing is highly sensitive to general economic conditions and the cyclical nature of  industry. A downturn in the global or regional economy, rising interest rates, or a decrease in consumer spending or business capital expenditures could lead to a significant decline in demand for  products. This would result in reduced sales, idle production capacity, and pricing pressures, which would materially and adversely affect  revenue and profitability

•
Infrastructure. Infrastructure is heavily dependent on government and regulatory policies, including those related to permits, tariffs, environmental standards, and public-private partnership agreements. Any adverse change in these policies, or a change in the political climate, could negatively impact  ability to operate our assets, set user fees, or secure future projects. Furthermore, our concession agreements with government entities may be subject to renegotiation or termination under certain circumstances, which could materially and adversely affect our revenue and profitability

Sector Risk (Global Nuclear Power Index ETF). Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.  The sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

•
Energy The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, and energy conservation efforts. The energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of certain crude oil futures contracts falling below zero for a period of time in early 2020. The energy sector has also experienced increased volatility as a result of Russia’s invasion of Ukraine in February 2022 and the resulting sanctions on Russia and other responses by the U.S. and other factors.

•
Nuclear Power.  The nuclear power industry is subject to extensive regulation, licensing, and oversight, with changes in laws, safety standards, or regulatory enforcement potentially increasing compliance costs or delaying operations. Construction, operation, and decommissioning of nuclear facilities involve significant capital investment and long project timelines, exposing operators to cost overruns, financing risks, and shifts in energy policy. Operations face unique safety and environmental risks, including the potential for accidents, radioactive releases, or waste management failures, which could result in severe financial, legal, and reputational consequences. Public perception and political opposition can influence licensing decisions and long-term market viability. The sector also depends on a secure supply of nuclear fuel, which may be affected by geopolitical tensions, trade restrictions, and price volatility. In addition, competition from other energy sources, technological change, and evolving carbon reduction strategies may impact demand for nuclear-generated electricity.

•
Construction. Construction risk includes the potential for cost overruns on fixed-price or lump-sum contracts due to unforeseen issues like labor shortages, material price increases, design changes, or unexpected site conditions.   There is risk of being unable to pass on increased costs to the client, leading to reduced profit margins or financial losses on a project.

•
Manufacturing. Manufacturing is highly sensitive to general economic conditions and the cyclical nature of our industry. A downturn in the global or regional economy, rising interest rates, or a decrease in consumer spending or business capital expenditures could lead to a significant decline in demand for our products. This would result in reduced sales, idle production capacity, and pricing pressures, which would materially and adversely affect our revenue and profitability.

•
Energy Technology Equipment. Technology equipment company’s products or technology can become outdated or obsolete before it can recovers the costs of development and manufacturing. A competitor could introduce a more efficient, cost-effective, or functionally superior product (making the company's offerings less competitive. There is a risk that the intellectual property and the company’s patents, trademarks and trade secrets may be infringed by competitors.

Small and Mid-Cap Securities Risk.  The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Temporary defensive positions
The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds.
MANAGEMENT OF THE FUNDS
Investment Advisor
Tuttle Capital Management, LLC (“Tuttle” or the “Advisor”), acts as the Funds’ investment advisor pursuant to an advisory agreement with the Trust on behalf of the Funds (the “Advisory Agreement”). The Advisor, located at 155 Lockwood Road, Riverside, Connecticut 06878, is registered with the SEC as an investment advisor. As of June 1, 2025, the Advisor had approximately $[            ] in assets under management. Pursuant to the Advisory Agreement, the Advisor furnishes an investment program for the Funds and manages the investment portfolio and business affairs of the Funds.
Advisor Compensation. Pursuant to the Advisory Agreement, the Advisor is paid a management fee from each Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.05%.
Approval of Advisory Agreements  Discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Funds’ semi-annual report to shareholders for the period ended [                        ].
Portfolio Management. The portfolio manager is primarily responsible for the day-to-day operation of the Funds. Matthew Tuttle has been the portfolio manager of the Funds since its inception.
Mr. Tuttle has served as Managing Member and Chief Investment Officer of Tuttle Capital Management, LLC since founding the Advisor in 2012. Mr. Tuttle holds an MBA in Finance from Boston University.
The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Funds.

PURCHASE AND REDEMPTION OF SHARES
Shares of a Fund may be acquired or redeemed directly from the Fund at NAV only in Creation Units or multiples thereof, as discussed in the “How to Buy and Sell Shares” section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Most investors buy and sell shares of the Fund in secondary market transactions through brokers.
Shares of a Fund are listed for trading in the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. When buying or selling Shares through a broker, you will incur customary brokerage commissions and other charges.  You may incur the costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Shares trade at market prices rather than net asset value, the price you pay or receive for the Shares may be greater than NAV (premium) or less than NAV (discount) of such shares.
The Funds trade under the Exchange ticker symbols set forth below:
Name of Fund	Ticker Symbol
American Renaissance Index ETF	[AMRF]
European Renaissance Index ETF	[EURF]
Global Nuclear Power Index ETF	[NEWK]
You can access recent information, including information on the Funds’ NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website listed below.
Name of Fund	Website
American Renaissance Index ETF	[ ]
European Renaissance Index ETF	[ ]
Global Nuclear Power Index ETF	[ ]
Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Shares of a Fund and is recognized as the owner of all outstanding Shares of a Fund.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book- entry or “street name” form.

HOW TO BUY AND SELL SHARES
Pricing Fund Shares. The trading price of a Fund’s Shares on the Exchange is based on the market price, not the Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions, and other factors.  Information regarding the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than a Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarter is available on the Fund’s website listed below:
Name of Fund	Website
American Renaissance Index ETF	[ ]
European Renaissance Index ETF	[ ]
Global Nuclear Power Index ETF	[ ]
Determination of Net Asset Value. The NAV per Share for a Fund is determined once daily as of the close of the Exchange usually 4:00 p.m. Eastern time, each day the Exchange is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) European Union or United Kingdom common stocks may be valued as of the announced closing time for trading in those common stocks on the primary exchange on which they are listed. NAV per Share is determined by dividing the value of a Fund’s portfolio securities, cash, and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of Shares outstanding.
Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and ask prices.
Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. Fair value determinations are made in accordance with the policies and procedures approved by the Board. Market quotations may not be readily available or may be determined to be unreliable when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event. A significant event is an event that is likely to materially affect the value of the Fund’s investment. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price.  Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on the Exchange.  Securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations of certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which a Fund does not affect sales or redemptions of its shares.
Creation Units. Investors such as market makers, large investors, and institutions who wish to deal in Creation Units (large specified blocks of 10,000 shares or multiples thereof) directly with a Fund must have entered into an authorized participant agreement with Capital Investment Group, Inc. (the “Distributor”), and be accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.
Buying Creation Units. In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of securities (the “Deposit Securities”) (and/or an amount in cash in lieu of some or all of the Deposit Securities) and generally make a cash payment referred to as the “Cash Component.” For those APs that are not eligible for trading a Deposit Security, and in such other circumstances as the Advisor believes are in the best interests of a Fund, custom orders are available. The list of the names and the amounts of the deposit Securities is made available by a Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of the Exchange.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash- in-lieu may be added to the Cash Component to replace any Deposit Securities that either the AP may not be eligible to trade or the Advisor believes are in the best interests of a Fund not to accept in kind.
Orders must be placed in proper form by or through an AP that is a participant of the DTC (“DTC Participant”). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time for the Fund (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the daily Fund’s NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to at least 105% of the market value of the missing Deposit Securities on deposit with the Trust.
For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.
Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.
Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of each Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for a Fund as set forth below, the redemption proceeds consist of the Redemption Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Redemption Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.
An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than one hour prior to Closing Time .
For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Distributions. Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are distributed to shareholders [quarterly]. Net capital gains are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such an option available.
FREQUENT PURCHASES AND REDEMPTIONS
Shares can only be purchased and redeemed directly from the Funds in Creation Units by APs and that the vast majority of trading in a Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact that Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that that Fund’s Shares trade at or close to NAV. The Funds also employs fair valuation pricing to minimize potential dilutions from market timing.  The Funds impose fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Funds in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures and deter market timing of Fund shares.
FUND SERVICE PROVIDERS
Administrator. The Trust has entered into a Fund Accounting and Administration Service Agreement with The Nottingham Company, located at 116 S. Franklin Street, Rocky Mount, North Carolina 27804. The Administrator receives a unitary administration services fee of 0.48%, which is designed to pay the Funds’ expenses and to compensate the Administrator for providing service for the Funds. Out of the unitary administration services fee, the Administrator pays substantially all expenses of the Funds, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Funds’ relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory fee payment under the Trust’s agreement with the Advisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor).  The Administrator and not Fund shareholders will benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

Custodian. [                            ] (“Custodian”), located at [                             ], serves as a custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds.
Transfer Agent. Nottingham Shareholder Services, LLC, located at 116 South Franklin Street, Rocky Mount, North Carolina 27803-0365, is the transfer agent for the Funds (the “Transfer Agent”) and also serves as the dividend disbursing agent for the Funds.
Distributor. Capital Investment Group, Inc., is the distributor for the Shares and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.
Counsel. DLA Piper LLP is counsel to the Trust.
Independent Registered Public Accounting Firm. [                      ], located at [                  ], serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.
FEDERAL INCOME TAXATION
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in the Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
•	A Fund makes distributions.
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units
Taxes on Distributions
Distributions from the Funds’ net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Funds’ net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Funds of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Funds’ shares. Distributions by the Funds that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% for non-corporate shareholders with incomes below approximately $400,000 ($450,000 if married and filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income above these amounts that is net long-term capital gain or qualified dividend income.  A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Funds. Generally, qualified dividend income includes dividend income from taxable U.S. corporations, provided that the Funds satisfy certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Funds with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by the Fund sfrom another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such RIC.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Funds, and with respect to a share of the Funds held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income.  You may lose the ability to use foreign tax credits passed through by the Funds if your Fund shares are loaned out pursuant to a securities lending agreement.
In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If the Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Funds’ earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Funds as capital assets.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Funds’ ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Funds.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment Fund unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses, and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.
Dividends, interest, and capital gains earned by the Funds, with respect to non-U.S. securities, may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of the Funds at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), the Funds may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Funds. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.
For purposes of foreign tax credits for U.S. shareholders of the Funds, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person’s ability to use such credits.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes on Exchange-Listed Shares Sales
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.
OTHER IMPORTANT INFORMATION
Portfolio Holdings Information. A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). On each business day, before commencement of trading on the Exchange, the Funds will disclose the identities and quantities of the Funds’ portfolio holdings that will form the basis for the Funds’ calculation of NAV at the end of the business day. These disclosures can be found at:
American Renaissance Index ETF	[ ]
European Renaissance Index ETF	[ ]
Global Nuclear Power Index ETF	[ ]
Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-773-3863.

Premium/Discount Information. Information regarding how often the Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, will be available at:

American Renaissance Index ETF	[ ]
European Renaissance Index ETF	[ ]
Global Nuclear Power Index ETF	[ ]

FINANCIAL HIGHLIGHTS
Financial highlights for the Fund are not available because, as of the effective date of this Prospectus, the Funds have not commenced operations and therefore have no financial highlights to report.

INDEX PROVIDER AND DISCLAIMERS
The Index Provider is not affiliated with the Trust, the Advisor, the Distributor or any of their respective affiliates. Under a license agreement with the Index Provider, the Advisor, and the Funds have been granted the right to use each of the VFAR Index, the VFER Index, and the VFNP Index (each, an “Underlying Index”).
The past performance of each Underlying Index is not a guide to future performance. The Advisor does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor make no warranty, express or implied, to the owners of Fund Shares or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
VettaFi LLC ("VettaFi") is the index provider and Licensor of the VettaFi American Renaissance Index (“VFAR Index”) for the American Renaissance Index ETF; the VettaFi European Renaissance Index (“VFER Index”) for the European Renaissance Index ETF; and the VettaFi Nuclear Power Index (“VFNP Index”) for the Global Nuclear Power Index ETF. The Funds are not issued, endorsed, sold, or promoted by VettaFi or its affiliates. VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. VettaFi has no obligation or liability in connection with the issuance, administration, marketing, or trading of the Funds.

The use of each Underlying Index is granted under a license from VettaFi.
VettaFi does not guarantee the adequacy, accuracy, timeliness, and/or completeness of each Underlying Index or any data included therein or any communication with respect thereto, including oral, written, or electronic communications. VettaFi shall have no liability for any errors, omissions, interruptions, or defects therein. VettaFi makes no express or implied warranties, representations or promises, regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall VettaFi have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

American Renaissance Index ETF
(Ticker:  [AMRF])
European Renaissance Index ETF
(Ticker:  [EURF])
Global Nuclear Power Index ETF
(Ticker:  [NEWK])

For more information visit the Fund’s website listed below or call 1-800-773-3863
Copies of the Prospectus, SAI, and recent shareholder reports can be found on the Funds’ websites listed below. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds’ investments is available in the annual and semi-annual reports to shareholders. The annual report includes a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
The Funds’ Statement of Additional Information and the annual and semi-annual reports are available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:
Call:	1-800-773-3863 (toll free) Monday through Friday, 8:30 a.m. to 5:00 p.m. (Eastern time)
Email:	shareholders@ncshare.com
Write:	Renaissance ETFs 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
Websites:	[ ] [ ] [ ]
Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
Investment Company Act File No.: 811-22398

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Fund	Ticker	Principal Listing Exchange
American Renaissance Index ETF	[AMRF]	NYSE Arca
European Renaissance Index ETF	[EURF]	NYSE Arca
Global Nuclear Power Index ETF	[NEWK]	NYSE Arca

[__________], 2025

A series of the
Spinnaker ETF Series
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF (the “Funds”), dated [_____________], 2025, (the “Prospectus”) as supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus, Annual, and Semi-Annual Reports and financial statements, when available, may be obtained without charge by writing or calling the Funds at the address or phone number shown above or online at [________________].  The Prospectus is incorporated by reference into this SAI.

Reference to the Investment Company Act of 1940, as amended, (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

TABLE OF CONTENTS
Page
GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
EXCHANGE LISTING AND TRADING
INVESTMENT RESTRICTIONS AND POLICIES
INVESTMENT POLICIES AND RISKS
SPECIAL CONSIDERATIONS AND RISKS
GENERAL
EQUITY SECURITIES
NON-U.S. AND EMERGING MARKETS SECURITIES
TAX RISKS
CONTINUOUS OFFERING
MANAGEMENT
BROKERAGE TRANSACTIONS
ADDITIONAL INFORMATION CONCERNING THE TRUST
CREATION AND REDEMPTION OF CREATION UNITS
TAXES
DETERMINATION OF NAV
DIVIDENDS AND DISTRIBUTIONS
FINANCIAL STATEMENTS
APPENDIX A

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
Spinnaker ETF Series (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is authorized to have multiple series. The Trust currently consists of 15 series. The Trust is an open-end management investment company, registered under the 1940 Act. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF (the “Funds”). The Funds are exchange-traded funds (commonly referred to as “ETFs”). ETFs are funds that trade like other publicly- traded securities.
Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise an index: the VettaFi American Renaissance Index (the “VFAR Index”), VettaFi European Renaissance Index (the “VFER Index”), and VettaFi Nuclear Power Index (the “VFNP Index”; together with the VFAR Index and VFER Index, the “Indexes” and each an “Index”), respectively.  The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an Index in approximately the same proportions as in the Index.  However, the Funds may utilize a representative sampling strategy with respect to their respective Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Funds but not the Index. The Funds operate as index Funds and will not be actively managed. Representative sampling involves using a quantitative analysis to select securities that, in the aggregate, have investment characteristics resembling the Index in terms of key risk factors, performance attributes and other characteristics.
The performance of each Fund and its respective Index may vary due to asset valuation differences: the Funds may fair value certain of the securities it holds and to the extent it calculates its NAV based on fair value prices, each Fund’s ability to track its Index may be adversely affected. There may also be differences between a Fund’s portfolio and the Index as a result of legal restrictions, cost or liquidity constraints. Similarly, liquidity constraints also may delay each Fund’s purchase or sale of securities included in the Index.
In addition, the use of a representative sampling approach by the Funds may cause each Fund to not be as well correlated with the return of its Index as would be the case if each Fund purchased all of the securities in its Index in the proportions represented in the Index. It is also possible that each Fund may not replicate the performance of its Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances. Each Fund may also have to vary its portfolio holdings from the composition of its Index in order to qualify, and continue to qualify, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Because the Funds are not actively managed, the Funds would not necessarily sell a security, even if the security’s issuer is in financial trouble, unless the security is removed from its respective Index.
The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”
The Funds are classified as “diversified.”
The Funds are managed by Tuttle Capital Management, LLC (“Tuttle” or the “Advisor”).
The Funds will offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Funds (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).
The Funds’ Shares are listed on the New York Stock Exchange ( “Exchange”) under the trading symbols set out on the front cover.
Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 10,000 Shares. In the event of the liquidation of the Funds, the Trust may lower the number of Shares in a Creation Unit.
The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.
2

EXCHANGE LISTING AND TRADING
Fund Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Funds, there are fewer than 50 beneficial owners of the Fund Shares for 30 or more consecutive trading days; or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove the Fund Shares from listing and trading upon termination of the Funds.
As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the share prices of the Funds in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.
INVESTMENT RESTRICTIONS AND POLICIES
The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to the Funds without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds. The investment objectives of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Fund Shares present at a meeting, if the holders of more than 50% of the outstanding Fund Shares are present or represented by proxy, or (ii) more than 50% of the Fund Shares.
As a matter of fundamental policy, each Fund (except as otherwise noted below) may not:
(1) Concentrate its investments. Each Fund will concentrate to approximately the same extent that its Index concentrates in the stocks of such particular industry or industries. This restriction does not limit the Funds’: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities
(2) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(3) Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(4) Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Funds from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.
(6) Engage in the business of underwriting securities issued by other persons, except to the extent that the Funds may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.
(7) With respect to 75% of a Fund’s total assets: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of a Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.
3

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Funds to borrow money in amounts of up to one-third of each Fund’s total assets from banks for any purpose, and to borrow up to 5% of each Fund’s total assets from banks or other lenders for temporary purposes. (The Funds’ total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Funds to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Funds’ total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with SEC staff guidance and interpretations, when the Funds engage in such transactions, the Funds instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Funds’ exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Funds to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and to permit the Funds to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.  The Funds’ specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.
For purposes of the Funds’ concentration policy, if the Funds invest in one or more investment companies, the Funds will examine the holdings of such investment companies to ensure that the Funds are not indirectly concentrating their investments in a particular industry or group of industries. In determining the exposure of the Funds to a particular industry or group of industries for purposes of the fundamental investment restriction on concentration, the Funds currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries. With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).  As of [_____], 2025, each Index is not concentrated.
In addition to the foregoing fundamental investment policies, the Funds are also subject to the non- fundamental policy not to invest in the securities of a company for the purpose of exercising management or control, or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Funds’ net assets to be invested in illiquid investments (calculated at the time of investment).
American Renaissance Index ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its total assets in the component securities of the VFAR Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFAR Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock of domestic companies. These domestic companies will be those whose business profitability and access to market segments are expected to benefit from current economic policy intended to encourage reshoring and building of U.S. domestic manufacturing and service sectors not affected by tariff policy but that may expect to benefit from increased demand from domestic manufacturing.
4

European Renaissance Index ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its total assets in the component securities of the VFER Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the VFER Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of European companies. These European companies will be those whose business profitability and access to markets is affected by a renewal of efforts in the European Union and Great Britain to increase production within the EU and Great Britain of the goods and services consumed in those markets and reduce those same markets dependence on imported goods and services.
Global Nuclear Power Index ETF has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its total assets in the component securities of the Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.  The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of companies throughout the world that, based upon publicly available research, company announcements, and respected securities industry equity analysts’ reports, expect to invest more than 50% of their planned capital investments over the coming ten years or expect more than 50% of their revenues to derive from the development or expansion of nuclear power generation capability.
The Funds have also adopted a non-fundamental policy to provide its shareholders with at least 60 days' prior written notice of any change in such policies. If, subsequent to an investment, the 80% requirement is no longer met, the applicable Fund's future investments will be made in a manner that will bring that Fund into compliance with this policy.
INVESTMENT POLICIES AND RISKS
The investment objective and principal investment strategies for each Fund is provided in the Prospectus. The Funds may not invest in all of the investments listed below. Unless a strategy, instrument, or policy described below is specifically prohibited by the Funds’ investment restrictions or by applicable law, the Funds may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Prospectus or this SAI, to the extent the Funds have reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Funds may invest in such investment or engage in such investment practice without limit.
A discussion of the risks associated with an investment in the Funds is contained in the Prospectus under the headings “Principal Risks of Investing in the Funds,” and “Principal Risks for the Funds.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
General Considerations and Risks. Investments in the Funds should be made with an understanding that the value of the portfolio of securities held by the Funds may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally, and other factors.
Common Stock. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference, and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Loans of Portfolio Securities. The Funds may lend their investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. These loans cannot exceed 33 1/3% of the Funds’ total assets.
Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by the securities lending agent, so long as the terms, the structure, and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis), and maintained in an amount equal to at least 100% of the value of the portfolio securities being lent; (b) the loan be made subject to termination by the Funds at any time; and (c) the Funds receive reasonable interest on the loan. From time to time, the Funds may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third-party securities lending agent that is unaffiliated with the Funds.
5

Risks of Securities Lending. The Funds will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Advisor determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Funds’ loaned securities and for which the vote could be material to the Funds. The Funds would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Funds are not able to recover the securities loaned, the Funds may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to “operational risk” (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).
Any cash received as collateral for loaned securities may be invested in short-term liquid fixed income securities or in money market or short-term mutual funds, or similar investment vehicles. The Funds bear the risk of such investments. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Funds are complying with its investment policies, strategies, and restrictions, the Funds or the Advisor will consider the loaned securities as assets of the Funds but will not consider any collateral received as the Fund asset. The Funds may have to pay the borrower a fee based on the amount of cash collateral. The Funds may pay lending fees to a party arranging the loan.
Senior Securities. In general, the Funds may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Funds to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Funds comply with the requirements of the 1940 Act with respect to such securities.
Repurchase Agreements. The Funds may enter into repurchase agreements pursuant to which securities are acquired by the Funds from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Funds are authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Advisor will monitor the continued creditworthiness of Qualified Institutions.
The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Funds will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Funds’ ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Funds may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Funds may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.
The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.
6

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment and have the characteristics of borrowing. The securities purchased with the Funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Advisor believes it will be advantageous to the Funds. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds’ assets. The custodian bank will maintain a separate account for the Funds with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.
Money Market Instruments. The Funds may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc., or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Advisor; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Investment Companies. The Funds may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Funds’ investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Funds’ total assets with respect to any one investment company, and (iii) 10% of the Funds’ total assets of investment companies in the aggregate.
Illiquid Securities. The Funds may invest in illiquid assets with up to 15%of each Fund’s assets, including Rule 144A securities deemed illiquid by the Advisor. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.
Futures and Options. The Funds may utilize exchange-traded futures and options contracts.
Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.
Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Funds would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.
An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Funds. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
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The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.
Restrictions on the Use of Futures Contracts and Options on Futures Contracts. With respect to investments in swap transactions, commodity futures, commodity options, or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or commodity pool operator (“CPO”). First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. If the Advisor were required to register as a CPO with respect to the Funds, the disclosure and operations of the Funds would need to comply with all applicable Commodity Futures Trading Commission (“CFTC”) regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.
Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index, or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued daily and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.
The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, because of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.
Risks of Derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that the Funds may use are described in more detail under “Futures and Options” and “Swap Agreements” in this SAI. The Funds may, but are not required to, use derivative instruments for risk management purposes or as part of its investment strategies.
The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.
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Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based; and (vi) the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Funds to sell the security at a disadvantageous time, due to the requirement that the Funds maintain “cover” or collateral securities in connection with the use of certain derivatives.
The Funds could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Funds may invest. The Funds limit their investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Funds.
Furthermore, regulatory requirements for the Funds to set aside assets to meet its obligations with respect to derivatives may result in the Funds being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Funds needing to sell securities at a disadvantageous time. The Funds may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Advisor may wish to retain the Funds’ position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Funds will engage in derivatives transactions at any time or from time to time. The Funds’ ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized over-the-counter (“OTC”) derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing occurs on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Funds’ ultimate counterparty is a central clearinghouse rather than a swap dealer, bank, or other financial institution. The Funds enter into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Funds enter into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require an additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Funds or may be received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Funds have a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Funds have a loss of less than the margin amount, the excess margin is returned to the Funds. If the Funds have a gain, the full margin amount and the amount of the gain is paid to the Funds.
Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Funds have an open position in a swap contract. The assets of the Funds may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Funds might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use the Funds’ assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.
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In addition, with respect to cleared swaps, the Funds may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Funds may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Funds to support their obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.
The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Funds can enter into a new trade, market conditions may become less favorable to the Funds.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies.
Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), the Funds’ counterparty is a clearing house, rather than a bank or broker. Since the Funds are not a member of any clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
In addition, U.S. regulators, the European Union, and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. It is expected that these regulations will have a material impact on the Funds’ use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between the Funds and their swap counterparties and may increase the amount of margin the Funds are required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate the Funds’ current margin process. They will also effectively require changes to typical derivatives margin documentation. It is expected that the Funds will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin the Funds need to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.
Funds investing in derivatives must comply with Rule 18f-4 under the 1940 Act, which provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict the Funds’ abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions.
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Risks of Futures and Options Transactions. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Funds have insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.
The Funds will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large, as traditionally measured, due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in securities. Utilization of futures transactions by the Funds involve the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have an open position in the futures contract or option.
Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Risks of Swap Agreements. Bilateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Funs’ will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bilaterally negotiated contracts and increased market liquidity, exchange-trading and clearing will not make the contracts risk-free.
The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
It is possible that developments in the swaps market, including government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to the Funds’ limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest.
If the Funds use a swap as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps are complex and often valued subjectively.
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Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds are susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.
Cyber-attacks have the potential to interfere with the processing of authorized participant transactions and shareholder transactions on the Exchange. Furthermore, cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries), may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the Funds to process transactions, inability to calculate each Fund's NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or their third-party service providers.
The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such securities to lose value.
Debt Obligations. The Funds may invest in debt obligations traded in U.S. or foreign markets. Such debt obligations include, among others, bonds, notes, debentures, and variable rate demand notes. In choosing corporate debt securities on behalf of the Funds, the Advisor may consider (i) general economic and financial conditions; and (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) other considerations deemed appropriate.
The Funds may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) by nationally recognized statistical rating organizations (“NRSROs”) or are unrated securities that the Advisor believes are of comparable quality. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.
Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.
The credit rating from an NRSRO of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a junk bond, the more speculative its characteristics.
The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Funds’ ability to dispose of particular issues and may also make it more difficult for the Funds to obtain accurate market quotations in valuing these assets. In the event the Funds experience an unexpected level of net redemptions, the Funds could be forced to sell their junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.
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U.S. Government Obligations. The Funds may invest in U.S. government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities include bills, notes, and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.
Convertible Securities. The Funds may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted. The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to the Funds. To the extent that the Funds invest in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
Mortgage-Backed and Asset-Backed Securities. The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.
There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.
The actions of the U.S. Treasury are intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
In the basic mortgage pass-through structure, mortgages with similar issuer, term, and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
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An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.
For the foregoing and other reasons, the Funds may seek to obtain exposure to U.S. agency mortgage pass- through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Advisor will monitor the creditworthiness of such counterparties. In addition, the Funds may accept assignments of TBA transactions from Authorized Participants (as defined below) from time to time. The Funds’ use of “TBA rolls” may cause the Funds to experience higher portfolio turnover, higher transaction costs, and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.
The Funds intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper), or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Advisor.
Other asset-backed securities are structured like MBS, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include items such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If the Funds purchase a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset- backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage- backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.
Risks of Mortgage-Related Securities. Investment in MBS poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Beside the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process, and local economic conditions.
Market risk reflects the risk that the price of the security may fluctuate over time. The price of MBS may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issuer. In a period of unstable interest rates, or under a variety of other circumstances, there may be decreased demand for certain types of MBS, and the Funds invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.
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Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest but are not backed by the full faith and credit of the U.S. Government except to the extent previously described. The performance of private label MBS, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Municipal Securities. The Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax- exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, the Funds may invest in lease obligations. Lease obligations may take the form of a lease, or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.
Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation’s earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
Bank Instruments. The Funds may invest in certificates of deposit (“CDs”), time deposits and bankers’ acceptances from U.S. banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A CD is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
Participation Interests. The Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a “Lender”) or from other holders of a participation interest (a “Participant”). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the “Borrower”). The Funds generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Funds will be required to rely on the Lender or the Participant that sold the participation interest, both for the enforcement of the Funds’ rights against the Borrower and for the receipt and processing of payments due to the Funds under the loans. Under the terms of a participation interest, the Funds may be regarded as a member of the Participant, and thus the Funds are subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. Generally, the Funds consider participation interests to be illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities.
Commercial Instruments. The Funds may invest in commercial interests, including commercial paper and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance.
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Variable, Floating, or Fixed-to-Floating Rate Instruments. The Funds may invest in securities that have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. The Funds may also invest in securities that have a fixed-to-floating instruments where there is a fixed dividend rate for an initial term that converts to a floating dividend rate upon the expiration of the initial term. Variable, floating or fixed-to-floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable, floating, or fixed-to-floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Funds are subject to payment of principal and accrued interest (usually within seven days) on the Funds’ demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The Advisor will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.
Zero-Coupon and Pay-in-Kind Securities. The Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.
Delayed Delivery Transactions. The Funds may use delayed delivery transactions as an investment technique. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Funds to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Funds may purchase securities on a delayed delivery basis to the extent that it can anticipate having available cash on the settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.
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Investment in securities on a delayed delivery basis may increase the Funds’ exposure to market fluctuations and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short- term losses if the Funds must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Funds will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments.
The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Funds and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Funds until settlement. The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Funds enter a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.
When-Issued Securities. The Funds may purchase when-issued securities. Purchasing securities on a “when issued” basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.
Securities purchased on a when-issued basis and the securities held in the Funds’ portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and, if applicable, the changes in the level of interest rates. Therefore, if the Funds are to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Funds’ assets will fluctuate to a greater degree. Furthermore, when the time comes for the Funds to meet their obligations under when-issued commitments, the Funds will do so by using then available cash flow or by sale of securities, or although it would not normally expect to do so, by directing the sale of when-issued securities themselves (which may have a market value greater or less than the Funds’ payment obligation).
Investment in securities on a when-issued basis may increase the Funds’ exposure to market fluctuation and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short-term losses if the Funds must sell another security in order to honor a when-issued commitment. The Funds will employ techniques designed to reduce such risks.
Rule 144A Securities. The Funds may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Advisor, under supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ restriction on illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Advisor will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the Advisor determines that a Rule 144A security is no longer liquid, the Advisor will review the Funds’ holdings of illiquid securities to determine what, if any, action is required to assure that the Funds comply with their restrictions on investment of illiquid securities. Investing in Rule 144A securities could increase the amount of the Funds’ investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
SPECIAL CONSIDERATIONS AND RISKS
A discussion of the risks associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
GENERAL
Investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.
An investment in the Funds should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, and banking crises.
EQUITY SECURITIES
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

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NON-U.S. AND EMERGING MARKETS SECURITIES
The Funds’ return and NAV may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of the Funds’ foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
Non-U.S. debt securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards, or to other regulatory practices and requirements comparable to those applicable to domestic companies.
Investing in emerging market debt securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
The European Renaissance Index ETF and Global Nuclear Power Index ETF invest in ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies.  In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Funds may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued.   In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign company assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the foreign company, available information concerning the foreign company may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.  Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.
To establish a value for the shares, the issuer establishes a “conversion rate” equal to one share of an ADR for a certain number of shares of the stock of a foreign company. This “conversion rate” establishes a universal monetary relationship between the value of the ADR and the local currency of the foreign company stock.  Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars.  Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.
TAX RISKS
As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Fund Shares.
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CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Fund Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
MANAGEMENT
Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Advisor and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act are referred to as independent trustees (“Independent Trustees”).
The following table provides information about the Trustees and officers of the Trust. Unless otherwise indicated, the address of all persons below is 116 S. Franklin Street, Rocky Mount, NC 27804.
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	15	Independent Trustee of the Volt ETF Trust for all its series since 2016; and Wonderfund Trust for all its series since 2021; (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	15	None.

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Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	Chief Compliance Officer, OBP Capital, LLC since 2018; Managing Member, OBP Capital, LLC since 2015. Previously, President of The Nottingham Company from 2018 to 2024
Peter McCabe (09/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/23	President, The Nottingham Company since 2025. Previously. Chief Operating Officer of The Nottingham Company from 2018 to 2025.
Tracie A. Coop (12/1976)	Secretary Chief Compliance Officer	Since 12/19 Since 09/25	General Counsel, The Nottingham Company since 2019.
Qualification of Trustees. The Board believes that each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes, and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.
In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.
Mr. Galloway has over twenty years of experience in the investment industry, particularly with respect to high yield, bank loan, and distressed securities. He spent 12 years at Western Asset Management ("WAMCO"), where he served as an analyst and portfolio manager. Prior to joining WAMCO in 2000, Mr. Galloway worked at Merrill Lynch Asset Management, where he analyzed multiple industry sectors. He began his investment career in 1992 at a boutique investment firm, where he specialized in high yield and distressed securities. He received his BA in History and Public Policy from Duke University and an MBA from the Kellogg School of Management at Northwestern University.
Mr. Eberdt is an entrepreneur with a particular focus on health care and related industries. His most recent venture was as co-founder of Parata Systems LLC, a pharmaceutical automation company. Previously, Mr. Eberdt served as president of MyDailyHealth. Prior to MyDailyHealth, he served in sales and marketing related posts with American Hospital Supply/Baxter Healthcare and Eon Labs. He received his BA in Political Science from Duke University.
Leadership Structure and Oversight Responsibilities. Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor, to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, and the Trust’s charter. The Board is currently composed of two members, all of whom are Independent Trustees. The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three standing committees: an Audit Committee, a Governance Committee, and a Nominating Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys, and other Trustees between meetings. Each Standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
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With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss, among other things, the internal control structure of the Trust's financial reporting function. When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust's third-party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
The Board met [____] times during the fiscal year ended [______], 2025.
Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met [____] times during the fiscal year ended [______], 2025.
Fair Valuation Committee.  An Independent Trustee and a representative of the Advisor are members of the Fair Valuation Committee. The Fair Valuation Committee oversees the valuation designee who has the authority to determine the fair value of specific securities under the methods established by the adopted Guidelines for Valuing Portfolio Securities. The Fair Valuation Committee meets only as necessary. The Fair Valuation Committee [met/did not meet] during the fiscal year [_____, ]2025.
Governance Committee. All of the Independent Trustees are members of the Governance Committee. The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards. The Governance Committee also nominates, selects, and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Governance Committee generally will not consider nominees recommended by shareholders of the Trust. The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually but may also meet as often as necessary to carry out its purpose. The Governance Committee met [____] times during the fiscal year ended [______], 2025.
Beneficial Equity Ownership Information. The table below sets forth, as of the date of t his SAI the dollar range of equity securities beneficially owned by each Trustee in the Funds, and the aggregate dollar range of equity securities in the Fund complex.
A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies
Thomas R. Galloway	American Renaissance Index ETF	A
	European Renaissance Index ETF	A
	Global Nuclear Power Index ETF	A
A
Jesse Eberdt	American Renaissance Index ETF	A
	European Renaissance Index ETF	A
	Global Nuclear Power Index ETF	A
A
Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds.
For their services as Trustees of the Trust for the fiscal year ending [_____], 2026, the Trustees are estimated to be compensated as follows:
Name of Trustees	Aggregate Compensation from the American Renaissance Index ETF	Aggregate Compensation from the European Renaissance Index ETF	Aggregate Compensation from the Global Nuclear Power Index ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Thomas R. Galloway	$[_____]	$[_____]	$[_____]	None	None	$[_____]
Jesse Eberdt	$[_____]	$[_____]	$[_____]	None	None	$[_____]
Control Persons and Principal Holders of Securities.  As of the date of this SAI, the Funds have not yet publicly offered its Shares and, therefore, the officers and Trustees of the Trust collectively owned less than 1% of the then outstanding Fund Shares.
Shareholders owning 25% or more of outstanding Fund Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders. Although the Funds do not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of the date of this SAI, no DTC participate owned of record 5% or more of the outstanding Fund Shares.
Potential Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.
The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.
The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
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Investment Advisor.  Tuttle Capital Management, LLC, located at 155 Lockwood Road, Riverside, Connecticut 06878, serves as the investment advisor to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds and the Advisor. The Advisor commenced operations in 2012. The Advisor is principally owned and controlled by Matthew Tuttle. The Advisor is responsible for furnishing the investment program for the Funds and managing the investment and reinvestment of the Funds’ assets on an ongoing basis.
Investment Advisory Agreement. The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Advisor. The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.
Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.
Management Fees. As full compensation for the investment advisory services provided to the Funds, the Advisor will receive monthly compensation based on the Funds’ average daily net assets at the annual rates set forth in the table below.
Fund	Management Fee
American Renaissance Index ETF	0.05%
European Renaissance Index ETF	0.05%
Global Nuclear Power Index ETF	0.05%
 Other Accounts Managed by the Portfolio Manager; Compensation of the Portfolio Managers.  Matthew Tuttle is the portfolio manager of the Funds and is responsible for the day-to-day management of each Fund’s portfolio.
Information regarding the other accounts managed by the portfolio manager as of [                  ], is set forth below:
Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Matthew Tuttle	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Accounts with Performance-Based Advisory Fee
Matthew Tuttle	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Portfolio Manager Compensation Structure Disclosure
Compensation.  The portfolio manager’s compensation varies with the general success of the Advisor as a firm.  Mr. Tuttle is also paid a salary plus a bonus based on the profitability of the Advisor as a firm. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.
Ownership of Fund Shares. As of the date of this SAI, the Portfolio Manager did not beneficially own Fund Shares.
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Administrator. The Trust has entered into a Fund Accounting & Administration Services Agreement with The Nottingham Company (the “Administrator”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Administrator receives a unitary administration services fee of  0.48%, which is designed to pay the Funds’ expenses and to compensate the Administrator for providing service for the Funds.  Out of the unitary administration services fee, the Administrator pays substantially all expenses of the Funds, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Funds’ relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory fee payments under the Trust’s agreements with the Advisor and Subadvisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor or subadvisor).  The Administrator and not Fund shareholders will benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.  The Administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.
Distributor. Under the Distribution Agreement between the Trust and Capital Investment Group, Inc. (the “Distributor”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is located at 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands, and the District of Columbia.
The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations. The Advisor or its Affiliates may, from time to time and from their own resources, pay, defray, or absorb costs relating to distribution, including payments out of their own resources to the Distributor, or to otherwise promote the sale of shares.
The Distributor is paid $6,500 per series of the Trust, per year.
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Payments by the Advisor and its Affiliates. Tuttle and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other funds or exchange-traded products in general. Advisor Entities make these payments from their own assets and not from the assets of the Funds. Although a portion of Advisor Entities' revenue comes directly or indirectly in part from fees paid by the Funds and other funds, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Funds or other funds.
Advisor Entities make payments for Intermediaries' participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Advisor Entities make payments to Intermediaries that make Fund Shares and certain other funds available to their clients, develop new products that feature the Funds, or otherwise promote the Funds and other funds. Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit the Funds’ business or facilitate investment in the Funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients, and these financial incentives may cause the Intermediary to recommend the Funds and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Advisor Entities may determine to make such payments based on any number of metrics. For example, Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary's services at defined levels, or an amount based on the Intermediary's net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by Advisor Entities in connection with the Funds and exchange-traded products in general will be immaterial to Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.
The Funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Funds would pay a fee to the exchange used for incentivizing one or more market makers in the securities of the Funds to enhance the liquidity and quality of the secondary market of securities of the Funds. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Funds. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Funds solely for the benefit of the Funds and will not be paid from any Fund assets. Certain funds managed by the Advisor may also participate in such programs.
Custodian. [                          ], (the “Custodian”), located at [                          ], is the Custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds.
Transfer Agent. Nottingham Shareholder Services, LLC located at 116 S. Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.
Counsel. DLA Piper, LLP is counsel to the Trust.
Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLP, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, PA  19102-2529, serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.
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Compliance Services Administrator. The Trust has entered into a compliance services arrangement with The Nottingham Company, located at 116 S Franklin Street, Rocky Mount, North Carolina 27802. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.
BROKERAGE TRANSACTIONS
Subject to policies established by the Board, Tuttle is primarily responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage. Tuttle does not execute transactions through any particular broker or dealer but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm, and the firm's risk and skill in positioning blocks of securities. While Tuttle generally seeks reasonable trade execution costs, the Funds do not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, Tuttle may select brokers based partly upon brokerage or research services provided to Tuttle and its clients, including the Funds. In return for such services, Tuttle may cause the Funds to pay a higher commission than other brokers would charge if Tuttle determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, Tuttle seeks to obtain the best price and most favorable execution for the Funds and may take into account a variety of factors including: (i) the size, nature, and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) Tuttle’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker's or dealer's capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread, or its equivalent for the specific transaction; and (ix) Tuttle’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide Tuttle with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time and includes the dealer's normal profit.
Under the 1940 Act, persons affiliated with the Funds and persons who are affiliated with such affiliated persons are prohibited from dealing with the Funds as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including the Advisor and its affiliates, in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which OBP, Tuttle, or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters, and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
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The Advisor, from time to time, effects trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Advisor in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by the Advisor and its Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by the Advisor. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to the Advisor; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to the Advisor or to induce future services or benefits to be rendered to the Advisor; or (v) to manage or equalize investment performance among different client accounts. The Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest.
Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When the Advisor is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to the Advisor’s trading desk their level of interest in a particular offering with respect to eligible clients' accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Funds receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by the Advisor to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, the Advisor may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, the Advisor may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of the Advisor or its Affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by the Advisor on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other Advisor clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Advisor or an Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
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In certain instances, the Advisor may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by the Advisor or its Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
As of the date of this SAI, the Funds have not yet commenced operations and therefore have not yet paid any brokerage commissions.
The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients, or accounts that the Advisor or its Affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by the Advisor or its Affiliates are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by the Advisor and its Affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest. The Advisor and its Affiliates may, from time to time, affect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Advisor, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio Turnover. The Funds may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Funds’ shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. Because the Funds are newly organized, portfolio turnover information is not yet available.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 21, 2016 and consists of multiple separate portfolios or series.
The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights, and privileges thereof and to modify such preferences, voting powers, rights, and privileges without shareholder approval.
Each share issued by the Funds has a pro rata interest in the assets of the Funds. Fund shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Funds, and in the net distributable assets of the Funds on liquidation.
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.
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The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund shares may be disclosed by the Funds if so required by law or regulation.
The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.
The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).
Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Capital Investment Group, Inc., at the address provided herein under “Distributor.”
Book Entry Only System. DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
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Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review the Funds’ proxy voting record.
The Trust is required to disclose annually each  Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-252-972-9922 or by writing to Spinnaker ETF Series, P.O. Box 69, Rocky Mount, NC 27802 or on the Funds’ website at [                   ]. The Funds’ Form N-PX also is available on the SEC’s website at www.sec.gov.
Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. The Funds’ complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Funds. The Trust, the Advisor and the Distributor will not disseminate non-public information concerning the Trust.  Personnel of VettaFi LLC, the index provider for the Indexes, as well as the third-party calculation agent for the Indexes will have access to information about the Indexes prior to its publication, which Indexes are tracked by the Funds.
Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Advisor and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.
The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Advisor and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.
CREATION AND REDEMPTION OF CREATION UNITS
General. The Funds issue and sell Fund Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. A Creation Unit is an aggregation of 10,000 Shares for the Funds. On days when the Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. In its discretion, the Advisor reserves the right to increase or decrease the number of the Funds’ shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is any day on which the Exchange on which the Funds are listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
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Fund Deposit. The consideration for purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Funds generally offer Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash.
The Funds make available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Funds). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given fund until such time as the next-announced Fund Deposit is made available.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Funds’ portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Funds’ portfolio.
The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC or the clearing process (as discussed below) or that the Authorized Participant is not able to trade due to a trading restriction. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.
Cash Purchase Method. Although the Funds do not ordinarily permit partial or full cash purchases of Creation Units of the Funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Funds are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an authorized participant agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such authorized participant agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an authorized participant agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Funds do not expect to enter into an authorized participant agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants' transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its authorized participation agreement.
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Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase Fund Shares, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day's NAV. The Distributor or its agent will notify the Advisor and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Funds, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase Fund Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the authorized participant agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. The Funds’ deadline specified above for the submission of purchase orders is referred to as the Funds’ “Cutoff Time.” In the case of custom orders, the order must be received by the Distributor no later than one hour prior to the Cutoff Time in order to receive that day’s closing NAV per Share.  The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Funds, will be processed based on the NAV next determined after such acceptance in accordance with the Funds’ Cutoff Times as provided in the authorized participant agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to the Funds’ right (and the right of the Distributor and the Advisor) to reject any order until acceptance, as set forth below.
Once the Funds have accepted an order, upon the next determination of the NAV of the shares, such Funds will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Funds reserve the right to reject or revoke a creation order transmitted to it by the Distributor or their agent if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Funds, the Distributor or its agent and the Advisor make it impracticable to process purchase orders provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s position thereunder. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
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Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Funds of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent, and the Advisor shall be notified of such delivery and the Funds will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). The Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.
To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Funds' then-effective procedures. The Funds may use such cash deposit at any time to buy Deposit Securities for the Funds. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The authorized participant agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the cash collateral including, without limitation, liability for related brokerage, borrowings, and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Funds and the Funds’ determination shall be final and binding.
Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for creations in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.  The Advisor may waive the standard creation transaction fee when a Variable Fee is charged.
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The following table sets forth the Funds’ standard creation transaction fees (as described above):
	Standard Creation Transaction Fee[1]	Maximum Total Transaction Fee[2]
American Renaissance Index ETF	$250	3.00%
European Renaissance Index ETF	$250	3.00%
Global Nuclear Power Index ETF	$500	3.00%
1.	Flat fee charged per transaction for one or more Creation Units.
2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.
Redemption of Creation Units. Shares of the Funds may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Funds generally redeem Creation Units partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
The Funds make available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Funds until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Funds may, in their sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Funds also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of the Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of the Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as the Fund Security. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units partially for cash.
Cash Redemption Method. Although the Funds do not ordinarily permit partial or full cash redemptions of Creation Units of the Funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Funds are generally redeemed partially for cash), they will be affected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Funds to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
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In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.  The Advisor may waive the standard redemption transaction fee when a Variable Fee is charged.
The following table sets forth the Funds’ standard redemption transaction fees (as described above):
	Standard Redemption Transaction Fee[1]	Maximum Total Transaction Fee[2]
American Renaissance Index ETF	$500	2.00%
European Renaissance Index ETF	$500	2.00%
Global Nuclear Power Index ETF	$500	2.00%
1.	Flat fee charged per transaction for one or more Creation Units.
2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.
Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem Fund Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share.  On days when the Exchange closes earlier than normal, the Funds may require orders to redeem Creation Units to be placed earlier that day.  Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the authorized participant agreement. Investors should be aware that their particular broker may not have executed an authorized participant agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an authorized participant agreement. At any time, only a limited number of broker-dealers will have an authorized participant agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Funds is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the authorized participant agreement are properly followed. If the transfer agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
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Upon receiving a redemption request, the Distributor or its agent shall notify the Funds and the Funds’ transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Funds generally will be made within one Business Day (i.e., “T+1”). The Funds reserve the right to settle redemption transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example,  the Funds reserve the right to settle redemption transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules (as discussed in the Regular Holidays section of this SAI), to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. The Regular Holidays section of this SAI hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Funds will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section of this SAI, up to a maximum of 14 days.
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Funds may in their discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Funds do not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Funds generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Funds, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the section Regular Holidays below, in which more than seven calendar days would be needed).
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds, at or prior to 10:00 a.m., Eastern time on the Exchange business day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The authorized participant agreement permits the Funds to acquire Fund Shares at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral together with liability for related brokerage and other charges.
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The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Fund Shares portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant's aggregate basis in the Deposit Securities exchanged therefore. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Regular Holidays. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.
The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each such Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.
For the calendar years 2025 and 2026, the dates of regular holidays affecting the relevant securities markets of the below listed countries are as follows:
Canada
2025
January 1	May 19	September 1	November 11
February 17	July 1	September 30	December 25
April 18	August 4	October 13	December 26
2026
January 1	May 18	September 7	November 11
February 16	July 1	September 30	December 25
April 3	August 3	October 12	December 28
United States
2025
January 1	April 18	July 4	December 25
January 20	May 26	September 1
February 17	June 19	November 27
2026
January 1	April 3	July 3	December 25
January 19	May 25	September 7
February 16	June 19	November 26
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TAXES
The Funds intend to qualify for and has elected or intends to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended (the “Code”). As a RIC, the Funds will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, the Funds must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If the Funds fail to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Funds’ current and accumulated earnings and profits.
The Funds are treated as a separate corporation for federal income tax purposes. The Funds therefore are considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.
The Funds will be subject to a 4% excise tax on certain undistributed income if they do not distribute to their shareholders in each calendar year at least 98.2% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.
As a result of tax requirements, the Trust on behalf of the Funds have the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Funds and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.
Certain of the Funds’ investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Funds to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause the Funds to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Funds’ status as a RIC. The Funds will monitor their investments and may make certain tax elections in order to mitigate the effect of these provisions.
The Funds may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Funds to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
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Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Funds’ total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Funds may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.
The Funds may gain commodity exposure through investment in exchange traded funds that are treated as RICs or “qualified publicly traded partnerships” or grantor trusts for U.S. federal income tax purposes. An exchange traded fund that seeks to qualify as a RIC may gain commodity exposure through investment in commodity- linked notes and in subsidiaries that invest in commodity-linked instruments. Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain commodity exposure. Future IRS guidance (or possibly legislation, other regulatory guidance or court decisions) could limit the ability of an exchange traded fund that qualifies as a RIC to gain commodity exposure regardless of whether that exchange traded fund previously received a favorable IRS private letter ruling with respect to such investment activity. Investments by the Funds in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited to enable the Funds to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize the Funds’ status as a RIC. Loss of such status could materially adversely affect the Funds.
The Funds or some of the REITs in which the Funds may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMIC”s). Under Treasury Regulations not yet issued, but that may apply retroactively, a portion of the Funds’ income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of the Funds’ assets will be residual interests in REMICs. Additionally, the Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
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Distributions from the Funds’ net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Fund Shares through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.
The Funds’ net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.
Dividends declared by the Funds in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.
Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Funds will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Fund Shares may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.
Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.
If, for any calendar year, the total distributions made exceed the Funds’ current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.
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Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.
Under an exemption recently made permanent by Congress, the Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Funds may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.
Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If the Funds are a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. The Funds will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.
The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of the Funds shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of the Funds’ shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.
Withholding is required (at a 30% rate) with respect to payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the applicable withholding agent to determine whether withholding is required.
Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their Fund Shares.
Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Funds or who, to the Funds’ knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.
The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.
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The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.
In order for the Funds to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the relevant Funds’ business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Funds’ business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.
DETERMINATION OF NAV
Valuation of Shares. The NAV for the Funds is generally calculated as of the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on each business day the Exchange is open. Valuation of securities held by the Funds is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services, generally the closing price on the Exchange on which the security is primarily listed, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the Funds’ assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Funds on a day on which the Funds value such security, the prior day's price will be used, unless, in accordance with valuation procedures approved by the Board (the “Valuation Procedures”), the portfolio manager determines in good faith that such prior day's price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Fixed Income Investments. In accordance with the Valuation Procedures, fixed income securities for which market quotations are readily available are generally valued using such securities' most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services, each of which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets to derive values. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless the portfolio manager determines in good faith that such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers, and general market conditions.
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Funds on a day on which the Funds value such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no such bid or ask price is available on a day on which the Funds value such option, the prior day's price will be used, unless the Funds determine in good faith that such prior day's price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). Over-the-counter (“OTC”) derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
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Underlying Funds. Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of underlying mutual funds will be valued at their NAV.
General Valuation Information. In determining the market value of portfolio investments, the Funds may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves, and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Funds’ books at their face value.
Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Funds’ securities and other assets and liabilities are based on information available at the time the Funds value their assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Funds valued such security or other asset or liability, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
Certain types of securities, including many fixed income securities, trade infrequently and there may be no current market transactions or recent representative bids for such securities. To the extent that prices for such securities are not reflective of current market transactions or recent representative bids, the Funds will value such securities in good faith in accordance with the Valuation Procedures.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Funds (including restricted securities) are valued at fair value as determined in good faith by the fair value designee pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.
Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which the Funds’ NAV is not calculated. In such cases, the NAV of the Funds’ shares may be significantly affected on days when investors can neither purchase nor redeem Fund Shares.
Fair Value. When market quotations are not readily available or are believed in good faith by the fair value designee to be unreliable, the Funds’ investments are valued at fair value ("Fair Value Assets"). Fair Value Assets are valued by the fair value designee in accordance with the Valuation Procedures. A fair value designee may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its lack of trading, if a fair value designee believes in good faith that a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a "significant event" is deemed to occur if a fair value designee determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Funds’ assets or liabilities, and that the event is likely to cause a material change to the closing market price of the assets or liabilities held by the Funds. Non-U.S. securities whose values are affected by volatility that occurs in U.S. markets for related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued. On any day the Exchange is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day's price, provided that a fair value designee is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers, and broker-dealers, and, with the assistance of a fair value designee, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds.
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When determining the price for a Fair Value Asset, the fair value designee will seek to determine the price that the Funds might reasonably expect to receive upon the current sale of that asset or liability in an arm's-length transaction on the date on which the assets or liabilities are being valued, and does not seek to determine the price that the Funds might expect to receive for selling the asset, or the cost of extinguishing a liability, at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the fair value designee deems relevant at the time of the determination and may be based on analytical values determined by the Trust using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an asset, one or more of a variety of fair valuation methodologies may be used (depending on certain factors, including the asset type). For example, the asset may be priced on the basis of the original cost of the investment or, alternatively, using proprietary or third-party models (including models that rely upon direct portfolio management pricing inputs and which reflect the significance attributed to the various factors and assumptions being considered). Prices of actual, executed, or historical transactions in the relevant asset and/or liability (or related or comparable assets and/or liabilities) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar assets and/or liabilities, may also be used as a basis for establishing the fair value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Funds’ NAV. As a result, the Funds’ sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Funds’ annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements. Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Funds. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Funds’ inability to obtain a third-party determination of fair market value.
DIVIDENDS AND DISTRIBUTIONS
General Policies. Dividends from net investment income, if any, are declared and paid on a monthly basis for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Fund.
Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.
FINANCIAL STATEMENTS
Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds. You may request a copy of the Funds’ Annual and Semi-Annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.
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APPENDIX A
Proxy Voting Procedures
The following proxy voting policies are provided:
(1)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines; and

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Tuttle Capital Management, LLC
Proxy Voting Policy
TCM, as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority unless it delegates such responsibilities to Sub-Advisors. TCM’s proxy voting policy must be approved by the Trust(s) Board representatives in connection with registered investment companies (including TCM ETFs) it manages. (Note: See Form N-PX policy for further information concerning TCM’s obligations for its registered investment company clients.) TCM must adhere to the Board approved proxy voting policy. TCM has more latitude in regard to proxy voting for non-fund/non-ETF clients but shall follow the same guidelines herein. TCM has delegated sub-adviser oversight and proxy voting matters to its CEO or designee (e.g. Trader) with a retrospective review performed by its Brokerage Committee on a quarterly basis. Where TCM is obligated to exercise proxy voting, the Firm policy is to perform this duty consistent with the best economic interests of our clients. TCM’s CEO or designee shall, prior to effectuating a client agreement, make a determination as to the obligation of proxy voting. If the CEO determines that proxy voting is the responsibility of TCM, then the procedures herein shall be followed. In cases where TCM is not obligated to vote proxies, the CEO shall confirm with the client so that both parties have a mutual understanding and, in turn, the CEO will email the CCO as to this fact to have contemporaneous supporting documentation. TCM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Adviser’s proxy policies and practices. The Adviser will, at least annually, review its Proxy Voting policy and, where necessary, make enhancements based on the results of such review.
Consequently, for clients in which TCM maintains the proxy voting obligations attendant to other registered investment companies or separately managed account(s) for which TCM is the Adviser or Sub-Adviser, TCM shall adhere to the applicable proxy voting policies in place whether implemented by TCM or the primary investment adviser/sponsor, as may be required.  Further, TCM does typically exercise the proxy voting authority for the shares it serves as ETF sub-adviser SMA sub-adviser as the Primary Investment Advisor or SMA Sponsor is typically obligated to carryout this function.
TCM will approach each corporate proxy statement on a case-by-case basis and may vote a proxy in a manner different from management’s recommendation. In sum, whereupon TCM is responsible for proxy voting (inclusive of issuer proposals, corporate actions, and class action lawsuits), the Firm’s CEO will consider both sides of each proxy issue and after appropriate evaluation will cast its votes according to the most favorable position.
As a general principle when responsible for proxy voting for clients and, in particular investment companies, the Adviser shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. Proxy votes typically will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”
In keeping with its fiduciary obligation, TCM and its CEO may not be influenced by outside sources who have interests which conflict with the interests of the Adviser’s clients when voting proxies for such clients. Accordingly, our policy and procedures include the responsibility to receive and disclose any potential conflicts of interest and maintaining relevant and required records.
To help ensure that TCM votes proxies in the best interests of the client, the Adviser has established procedures highlighted by guidelines (i.e., best practices) aimed at setting forth practices to be followed by the CEO and to properly deal with a material conflict of interest. As an overarching principle, TCM views its obligations to exercise proxy votes on management and shareholder proposals at publicly traded companies as a means intended to assist institutional investors in circumstances the underling proposals are guided by promoting long-term shareholder value creation and risk mitigation. Public companies which maintain generally strong corporate governance cultures understand these practices should respect shareholder rights and provide appropriate transparency, taking into account relevant laws, customs, and best practice codes of each market and region, as well as the right and responsibility of shareholders to make informed voting decisions.
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From time to time, it is possible that CEO will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on TCM's voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, TCM will generally NOT vote proxies. If, however, TCM elects to vote in these instances, TCM's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. TCM may determine to abstain from voting a proxy if the CEO determines doing so is not in the best interest of the client.
In connection with administrative or clerical matters, such as formally issues proxy votes and associated record retention, TCM has engaged a third-party service provider to manage such aspects of the Adviser’s proxy voting obligations. For more information concerning the tasks performed by the third-party service provider (or “Proxy Support Vendor”), including retention of the Adviser’s proxy voting records, please consult with the designated representative of Proxy Support Vendor.
Procedure
Guidelines. The following guidelines will serve as parameters for the CEO in rendering a proxy vote and, in particular, viewing proposals and recommendations from management in a favorable demeanor in comparison to their counterparts who do not exhibit such tendencies:
•
Accountability. Corporate Boards should be accountable to shareholders, the owners of the companies, by holding regular board elections, by providing sufficient information for shareholders to be able to assess directors and board composition, and by providing shareholders with the ability to remove directors. Directors should respond to investor input such as that expressed through vote results on management and shareholder proposals and other shareholder communications. Shareholders should have meaningful rights on structural provisions, such as approval of or amendments to the corporate governing documents and a vote on takeover defenses. As an example, the Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•
Stewardship. A company’s governance, social, and environmental practices should meet or exceed the standards of its market regulations and general practices and should take into account relevant factors that may impact significantly the company’s long-term value creation. Issuers and investors should recognize constructive engagement as both a right and responsibility. As an example, the Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor's non-audit services.

•
Independence. Boards should be sufficiently independent so as to ensure that they are able and motivated to effectively supervise management’s performance and remuneration, for the benefit of all shareholders. Boards should include an effective independent leadership position and sufficiently independent committees that focus on key governance concerns such as audit, compensation, and the selection and evaluation of directors. The Adviser, for example, will tend to vote against a corporation's board of directors or "management" proposal should it include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills.

•
Transparency. Companies should provide sufficient and timely information that enables shareholders to understand key issues, make informed vote decisions, and effectively engage with companies on substantive matters that impact shareholders’ long-term interests in the company. In reviewing such proposals, the Adviser will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

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Voting Ballots and Records. The proxy voting practice itself is initiated at such time the company (or issuer) disseminates the proxy voting ballot (“Ballot”). Once proxy material has been received, it is promptly reviewed by the CEO (in the capacity of a CIO or PM) and the issues presented are then evaluated. In most instances, the CEO or designee receives the Ballot from the company electronically with a request to log into a secured website at which point the proxy voting proposals (e.g., Board elections, corporate governance matters, ratification of an independent registered public accounting firm, etc.) will appear for consideration. The Ballot typically contains voting selections as follows: “For” (in which a vote cast will support the measure), “Against” (in which a vote cast will oppose the measure), and “Abstain (in which no vote is cast). The CEO or designee will complete the Ballot and submit it to the company or issuer electronically. Prior to logging out of the website, the CEO will print a PDF version of the screen showing the measures voted upon and the votes recorded. Next, the CEO or designee will email the PDF attachment to the CCO who, in turn, will update the “Proxy Voting Log” (or “Log”) with the requisite information on a periodic basis as part of the Brokerage Committee’s retrospective review duties.
Disclosure/Client Requests for Information. TCM will provide conspicuously displayed information in its Disclosure Document and website (i.e., for the adviser) summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how TCM voted a client’s proxies, and that clients may request a copy of these policies and procedures. Upon receiving such requests, the CCO shall forward the most current version of the Proxy Voting Policy herein and Proxy Voting Log via email or regular mail to the requestor. The requestor shall receive the proxy voting information free of charge, which also should be disclosed on the website and disclosure documents.
Conflicts of Interest. TCM and, more specifically the CEO (in the capacity of a CIO/PM) will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of TCM with the issuer of each security to determine if TCM or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the CEO or designee will request that the CCO to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation. TCM will maintain a record of the voting resolution of any conflict of interest in the aforementioned Proxy Voting Log.
Recordkeeping. TCM shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:
•	These policies and procedures and any amendments thereto;
•	Each proxy statement (which shall be maintained on the Adviser’s website or alternatively the Adviser’s website shall include instructions for investors to obtain the proxy voting records)
•	Proxy Analysis Report, if applicable;
•
Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form (see below). The CEO will direct the vote of proxies (including corporate actions and class action lawsuits) for which TCM is the primary investment adviser. In such instances, the CEO or designee shall enter the information required to complete the Proxy Voting Form which, too, will be used to memorialize proxy voting records in accordance with the Advisers Act;

•	Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.
•	Clerical or administrative records generated on behalf of the Adviser by the Proxy Support Vendor.
•	Form N-PX (if not maintained by the Trust/Trust CCO)

Responsibility
CEO
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File Nos. 333-215942 and 811-22398
SPINNAKER ETF SERIES
PART C
OTHER INFORMATION
ITEM 28. Exhibits
(a)
Declaration of Trust dated December 21, 2016, (“Trust Instrument”), is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on August 16, 2017.

(b)	By-Laws are incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(c)
Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.

(d)(1)(i)
Investment Advisory Agreement dated December 21, 2016, between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement filed on June 23, 2017.

(d)(1)(ii)
Amended and Restated Appendix A to Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.

(d)(2)
Investment Advisory Agreement between the Registrant and Langar Investment Management, LLC, as investment advisor for the Langar Global HealthTech ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.

(d)(3)
Investment Advisory Agreement between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the Tuttle Capital Inverse ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement filed on April 16, 2024.

(d)(4)
Investment Advisory Agreement between the Registrant and Split Rock Private Trading and Wealth Management, LLC, investment advisor for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.

(d)(5)
Investment Advisory Agreement between the Registrant and Obra Fund Management, LLC, as investment advisor for the Obra Opportunistic Structured Products ETF,  Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.

(d)(6)
Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(d)(7)
Investment Sub-Advisory Agreement dated July 11, 2017, between the Registrant, OBP Capital, LLC and Ancora West Advisors, LLC dba Universal Value Advisors, as sub-advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.

(d)(8)
Investment Advisory Agreement between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the Select STOXX Europe Aerospace & Defense ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.

(d)(9)
Investment Sub-Advisory Agreement between the Registrant, OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(d)(10)
Investment Advisory Agreement between the Registrant and Indexperts, LLC, as investment advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF is  incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.

(d)(11)
Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.

(d)(12)
Investment Sub-Advisory Agreement between the Registrant, OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.

(d)(13)
Investment Advisory Agreement between the Registrant and Warren Capital Management, Inc., as investment advisor for the WarCap Unconstrained Equity ETF, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(d)(14)
Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF to be filed by amendment.

(e)(1)(i)
Distribution Agreement dated August 15, 2017, between the Registrant and Capital Investment Group, Inc., as distributor for each series of  Registrant, is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on June 19, 2019.

(e)(1)(ii)
Amended and Restated Schedule A to the Distribution Agreement  between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(f)	Not Applicable.
(g)(1)(i)
Custody Agreement dated April 28, 2022, between the Registrant and UMB Bank, n.a.  as a custodian for the UVA Unconstrained Medium-Term Fixed Income ETF, Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, Genter Capital Taxable Quality Intermediate ETF,  Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF, is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registration Statement filed on June 28, 2022.

(g)(1)(ii)
Amended and Restated Appendix B to Custody Agreement between the Registrant and UMB Bank, n.a. as a custodian for the UVA Unconstrained Medium-Term Fixed Income ETF, Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, Obra Defensive High Yield ETF, Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF,  Genter Capital International Dividend ETF, and WarCap Unconstrained Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(g)(2)(i)
Custody Agreement dated December 16, 2020, between the Registrant and Clear Street, LLC, as a custodian for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement filed on March 26, 2021.

(g)(2)(ii)
Amended and Restated Exhibit B to the Custody Agreement between the Registrant and Clear Street, LLC, as a custodian for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.

(g)(3)
Side Letter dated March 20, 2022, to Custody Agreement dated December 16, 2020, between the Registrant and Clear Street, LLC, is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registration Statement filed on June 28, 2022.

(h)(1)(i)
Fund Accounting and Administration Service Agreement dated December 18, 2018, as amended March 16, 2023, between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registration Statement filed on April 3, 2023.

(h)(1)(ii)
Amended and Restated Appendix A to the Fund Accounting and Administration Service Agreement between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(h)(2)(i)
Dividend Disbursing and Transfer Agent Agreement dated June 11, 2019, between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on December 16, 2020.

(h)(2)(ii)
Amended and Restated Schedule 1 to Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(h)(3)
Expense Limitation Agreement dated November 1, 2024 between the Registrant and Universal Value Advisors for the UVA Unconstrained Medium-Term Fixed Income ETF is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.

(h)(4)
Expense Limitation Agreement between the Registrant and Split Rock Private Trading and Wealth Management, LLC for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on March 26, 2024.

(h)(5)
Expense Limitation Agreement between the Registrant and Obra Fund Management, LLC for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 122 to the Registration Statement filed on December 17, 2024.

(h)(6)
Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC for the Tuttle Capital Inverse ESG ETF  is  incorporated herein by reference  to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(h)(7)
Compliance Services Agreement dated June 1, 2020, as amended March 13, 2025, between the Registrant, on behalf of each series of the Trust, and The Nottingham Company, is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.

(h)(8)
Sublicense Agreement dated September 19, 2024 between Tuttle Asset Management, LLC and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.

(h)(9)
Expense Limitation Agreement between the Registrant and Warren Capital Management, Inc. d/b/a Warren Capital Group is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(i)	Opinion of Counsel to be filed by amendment. .
(j)	Not applicable.
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on June 26, 2020.
(p)(2)	Code of Ethics for OBP Capital, LLC is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.
(p)(3)	Code of Ethics for Universal Value Advisors is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.

(p)(4)	Code of Ethics for Langar Investment Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registration Statement filed on December 15, 2023.
(p)(5)	Code of Ethics for Capital Investment Group, Inc is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed on October 30, 2018.
(p)(6)	Code of Ethics for Tuttle Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement filed on April 16, 2024.
(p)(7)	Code of Ethics for Split Rock Private Trading and Wealth Management LLC is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.
(p)(8)	Code of Ethics for Obra Fund Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on March 26, 2024.
(p)(9)	Code of Ethics for RNC Capital Management, LLC dba Genter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.
(p)(10)	Code of Ethics for Indexperts, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registration Statement filed on November 22, 2024.
(p)(11)
Code of Ethics for Warren Capital  Management, Inc. d/b/a Warren Capital Group is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025 .

(q)(1)
Powers of Attorney dated December 17, 2019, for the Registrant, Jesse S. Eberdt, III, Thomas R. Galloway and Katherine M. Honey are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 8, 2020.

(q)(2)	Power of Attorney dated May 22, 2023, for Peter McCabe is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on August 17, 2023.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.
ITEM 30. Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a) Subject to the exceptions and limitations contained in Subsection (b) below:
 (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into the following agreements: Investment Advisory Agreement, Investment Sub-Advisory Agreements, and Distribution Agreement. These agreements provide indemnification for those entities and their respective affiliates.  Certain personnel of the Advisor, Distributor and Administrator may serve as trustees and/or officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31. Business and other Connections of the Investment Advisor
(a) OBP Capital, LLC serves as the investment adviser to the UVA Unconstrained Medium-Term Fixed Income ETF, Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by OBP Capital, LLC and its directors, officers or partners during the past two years is included in OBP Capital, LLC’s Form ADV filed with the SEC (File No. 801-80213) and is incorporated herein by reference.
(b) Ancora West Advisors, LLC dba Universal Value Advisors serves as the investment sub-adviser to the UVA Unconstrained Medium-Term Fixed Income ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Universal Value Advisors and its directors, officers or partners during the past two years is included in Universal Value Advisors’ Form ADV filed with the SEC (File No. 801-108879) and is incorporated herein by reference.
(c) Langar Investment Management, LLC serves as investment advisor for the Langar Global HealthTech ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Langar Investment Management, LLC and its directors, officers or partners during the past two years is included in Langar Investment Management, LLC’s Form ADV filed with the SEC (File No. 801-129148) and is incorporated herein by reference.
(d) Tuttle Capital Management, LLC serves as investment advisor for the Tuttle Capital Inverse ESG ETF , Select STOXX Europe Aerospace & Defense ETF , American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF .  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Tuttle Capital Management, LLC and its directors, officers or partners during the past two years is included in Tuttle Capital Management, LLC’s Form ADV filed with the SEC (File No. 801-76982) and is incorporated herein by reference.
(e) Split Rock Private Trading and Wealth Management LLC serves as investment advisor for the North Shore Equity Rotation ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Split Rock Private Trading and Wealth Management, LLC and its directors, officers or partners during the past two years is included in Split Rock Private Trading and Wealth Management LLC’s Form ADV filed with the SEC (File No. 801-119587) and is incorporated herein by reference.

(f) Obra Fund Management, LLC serves as investment advisor for the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Obra Fund Management, LLC and its directors, officers or partners during the past two years is included in Obra Fund Management, LLC’s Form ADV filed with the SEC (File No. 801-129207) and is incorporated herein by reference.
(g) RNC Capital Management, LLC dba Genter Capital Management serves as investment sub-advisor for the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Genter Capital Management and its directors, officers or partners during the past two years is included in Genter Capital Management’s Form ADV filed with the SEC (File No. 801-55484) and is incorporated herein by reference.
(h) Indexperts, LLC serves as investment sub-advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Indexperts, LLC and its directors, officers or partners during the past two years is included in Indexperts, LLC’s Form ADV filed with the SEC (File No. 801-121667) and is incorporated herein by reference.
(i) Warren Capital Management, Inc. d/b/a Warren Capital Group serves as advisor for the WarCap Unconstrained Equity ETF.  The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Warren Capital Management, Inc. d/b/a Warren Capital Group and its directors, officers or partners during the past two years is included in Warren Capital Management, Inc. d/b/a Warren Capital Group’s Form ADV filed with the SEC (File No. 801-121205) and is incorporated herein by reference.
ITEM 32. Principal Underwriter
(a) Capital Investment Group, Inc. is underwriter and distributor for the Registrant, GreenFi Funds Trust, and  Starboard Investment Trust.
(b) Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 100 E. Six Forks Road, Suite 200, Raleigh, NC  27609.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	CEO and Treasurer	None
Benjamin T. Brooks	President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c) Not applicable.
ITEM 33. Location of Accounts and Records
(a)
The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (“Records”) at the offices of The Nottingham Company, 116 S. Franklin Street, Rocky Mount, NC 27804.

(b)	Universal Value Advisors maintains all Records relating to its services as investment sub-adviser to UVA Unconstrained Medium-Term Fixed Income ETF at 1 E. Liberty Street, Suite 406, Reno, NV 89501.

(c)	Langar Investment Management, LLC maintains all Records relating to its services as investment adviser to the Langar Global HealthTech ETF at 13346 Marigold Way, San Diego, California, 92130.
(d)
Tuttle Capital Management, LLC maintains all Records relating to its services as investment adviser to the Tuttle Capital Inverse ESG ETF , Select STOXX Europe Aerospace & Defense ETF , American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF at 155 Lockwood Road, Riverside, Connecticut 06878.

(e)
UMB Bank, n.a. maintains all Records relating to its service as a custodian to the UVA Unconstrained Medium-Term Fixed Income ETF, Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, Obra Defensive High Yield ETF, Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, Genter Capital International Dividend ETF, Select STOXX Europe Aerospace & Defense ETF , American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF at its offices located at 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106.

(f)	Clear Street, LLC maintains all Records related to its services as a custodian to the Registrant, on behalf of each series of the Registrant at 55 Broadway, New York, NY 10006.
(g)
The Nottingham Company maintains all Records related to its services as administrator and fund accountant to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(h)
Nottingham Shareholder Services, LLC maintains all Records related to its services as transfer agent to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(i)
Split Rock Private Trading and Wealth Management LLC maintains all Records relating to its services as investment adviser to the North Shore Equity Rotation ETF at 105 Arch Street, Cloquet, Minnesota 55720.

(j)
Obra Fund Management, LLC maintains all Records relating to its services as investment adviser to the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF at 835 West 6th Street, Suite 1400, Austin, TX  78703.

(k)
RNC Capital Management, LLC dba Genter Capital Management maintains all Records relating to its services as investment sub-adviser to the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF at 11601 Wilshire Blvd., 25th Floor, Los Angeles, CA  90025.

(l)
Indexperts, LLC maintains all Records relating to its services as investment adviser to the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF at 516 North Tryon Street, Charlotte, NC  28202.

(m)
Warren Capital Management, Inc. d/b/a Warren Capital Group maintains all Records relating to its services as investment adviser to the WarCap Unconstrained Equity ETF at 677 King Street, Floor 3, Charleston, SC  29403.

ITEM 34. Management Services
None.
ITEM 35. Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 12 th day of September 2025.
SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	September 12 , 2025
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	September 12 , 2025
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	September 12 , 2025
Katherine M. Honey

/s/Peter McCabe* Peter McCabe	Treasurer, Principal Financial Officer, and Principal Accounting Officer	September 12 , 2025

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated May 22, 2023 as filed on August 17, 2023.